Lincoln Benefit Life
Variable Annuity
Account

Financial Statements as of December 31,2023 and for
the years ended December 31, 2023 and 2022 and
Report of Independent Registered Public Accounting
Firm

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lincoln Benefit Life Company and Contract
Owners of Lincoln Benefit Life Variable Annuity Account

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Lincoln Benefit Life Variable Annuity Account (the Separate Account), as of December 31, 2023, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2020.
Chicago, IL
March 29, 2024

Appendix

Appendix

Subaccounts comprising Lincoln Benefit Life Variable Annuity Account

Subaccounts
Alger Capital Appreciation Class I-2
Alger Capital Appreciation Class S
Alger Growth & Income Class I-2
Alger Large Cap Growth Class I-2
Alger Mid Cap Growth Class I-2
Alger Small Cap Growth Class I-2
Allspring VT Discovery SMID Cap Growth Fund – Class 2
Allspring VT Opportunity Class 2
DWS Core Equity VIP Class A
DWS CROCI® International VIP Class A
DWS Equity 500 Index VIP Class B
DWS Global Income Builder VIP Class A
DWS Global Small Cap VIP Class A
DWS Small Cap Index VIP Class B
Federated Hermes Fund for U.S. Government Securities II
Federated Hermes High Income Bond Fund II Primary Shares
Federated Hermes Managed Volatility Fund II Primary Shares
Fidelity VIP Asset Manager Initial Class
Fidelity VIP Asset Manager Service Class 2
Fidelity VIP Contrafund Initial Class
Fidelity VIP Contrafund Service Class 2
Fidelity VIP Equity-Income Initial Class
Fidelity VIP Equity-Income Service Class 2
Fidelity VIP Government Money Market Initial Class
Fidelity VIP Government Money Market Service Class 2
Fidelity VIP Growth Initial Class

Appendix (Cont.)

Subaccounts
Fidelity VIP Growth Service Class 2
Fidelity VIP Index 500 Initial Class
Fidelity VIP Index 500 Service Class 2
Fidelity VIP Investment Grade Bond Service Class 2
Fidelity VIP Overseas Initial Class
Fidelity VIP Overseas Service Class 2
Goldman Sachs VIT International Equity Insights Institutional Shares
Goldman Sachs VIT Mid Cap Value Institutional Shares
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
Invesco Oppenheimer V.I. International Growth Series II
Invesco V.I. American Franchise Series I
Invesco V.I. American Franchise Series II
Invesco V.I. American Value Series I
Invesco V.I. American Value Series II
Invesco V.I. Core Equity Series II
Invesco V.I. Discovery Mid Cap Growth Series II
Invesco V.I. Global Series II
Invesco V.I. Government Securities Series II
Invesco V.I. Growth and Income Series II
Invesco V.I. High Yield Series I
Invesco V.I. Main Street Mid Cap Series II
Invesco V.I. Main Street Small Cap Series II
Janus Henderson VIT Balanced Institutional Shares
Janus Henderson VIT Balanced Service Shares
Janus Henderson VIT Enterprise Institutional Shares
Janus Henderson VIT Flexible Bond Institutional Shares

Appendix (Cont.)

Subaccounts
Janus Henderson VIT Forty Institutional Shares
Janus Henderson VIT Forty Service Shares
Janus Henderson VIT Global Research Institutional Shares
Janus Henderson VIT Global Research Service Shares
Janus Henderson VIT Mid Cap Value Service Shares
Janus Henderson VIT Overseas Service Shares
Janus Henderson VIT Research Institutional Shares
Lazard Retirement Series Emerging Market Equity Service Shares
Lazard Retirement Series International Equity Service Shares
Legg Mason Partners Clearbridge Variable Large Cap Value Class I
Legg Mason Partners Western Asset Variable Global High Yield Bond Class II
LVIP JPMorgan Small Cap Core Fund – Standard Class
MFS VIT Growth Initial Class
MFS VIT High Yield Service Class
MFS VIT Investors Trust Initial Class
MFS VIT Investors Trust Service Class
MFS VIT Massachusetts Investors Growth Stock Service Class
MFS VIT New Discovery Initial Class
MFS VIT New Discovery Service Class
MFS VIT Research Initial Class
MFS VIT Total Return Initial Class
MFS VIT Total Return Service Class
MFS VIT Utilities Service Class
MFS VIT Value Service Class
Morgan Stanley VIF Discovery Class I

Appendix (Cont.)

Subaccounts
Morgan Stanley VIF Growth Class I
Morgan Stanley VIF Growth Class II
Morgan Stanley VIF U.S. Real Estate Class II
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class
PIMCO VIT Real Return Institutional Class
PIMCO VIT Total Return Institutional Class
Putnam VT High Yield Class IB
Putnam VT International Value Class IB
Rydex VT Guggenheim Long Short Equity
Rydex VT NASDAQ-100®
T. Rowe Price All-Cap Opportunities
T. Rowe Price Blue Chip Growth II
T. Rowe Price Equity Income
T. Rowe Price Equity Income II
T. Rowe Price International Stock
T. Rowe Price Mid-Cap Growth
VanEck VIP Emerging Markets Initial Class Shares
VanEck VIP Global Resources Initial Class Shares

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2023

	Alger	Alger	Alger	Alger	Alger
	Capital	Capital	Growth	Large Cap	Mid Cap
	Appreciation -	Appreciation	& Income	Growth	Growth
	Class S	Class I-2	Class I-2	Class I-2	Class I-2
ASSETS
Investments, at fair value	$2,420,824	$8,173,912	$4,164,139	$6,805,775	$8,237,485
Total assets	$2,420,824	$8,173,912	$4,164,139	$6,805,775	$8,237,485
NET ASSETS
Accumulation units	$2,420,824	$8,114,859	$4,136,917	$6,699,311	$8,128,617
Contracts in payout (annuitization) period	—	59,053	27,222	106,464	108,868
Total net assets	$2,420,824	$8,173,912	$4,164,139	$6,805,775	$8,237,485
FUND SHARE INFORMATION
Number of shares	34,822	104,499	151,920	109,032	488,871
Cost of investments	$2,442,400	$7,512,789	$2,571,101	$6,636,541	$9,306,197
UNIT VALUE (1)
Lowest	$51.06	$36.80	$26.37	$10.88	$10.54
Highest	$67.09	$99.57	$53.48	$49.58	$53.58

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Alger	Alger	Alger	Alger	Alger
	Capital	Capital	Growth	Large Cap	Mid Cap
	Appreciation -	Appreciation	& Income	Growth	Growth
	Class S	Class I-2	Class I-2	Class I-2	Class I-2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$53,660	$—	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(30,735)	(103,927)	(53,239)	(87,474)	(115,750)
Administrative expense	(2,139)	(8,254)	(4,039)	(6,698)	(8,599)
Net investment income (loss)	(32,874)	(112,181)	(3,618)	(94,172)	(124,349)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	183,720	1,316,765	287,897	1,081,641	1,264,117
Cost of investments sold	228,750	1,393,021	190,237	1,227,188	1,566,747
Realized gains (losses) on fund shares	(45,030)	(76,256)	97,660	(145,547)	(302,630)
Realized gain distributions	—	—	121,168	—	—
Net realized gains (losses)	(45,030)	(76,256)	218,828	(145,547)	(302,630)
Change in unrealized gains (losses)	798,991	2,730,922	557,370	1,928,953	1,971,104
Net realized and change in unrealized gains
(losses) on investments	753,961	2,654,666	776,198	1,783,406	1,668,474
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$721,087	$2,542,485	$772,580	$1,689,234	$1,544,125
(1) The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the Sub-Account. Otherwise, when more than one policy is available for investment, a high and low AUV is reported.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2023

		Allspring VT
	Alger	Discovery			DWS
	Small Cap	SMID	Allspring VT	DWS	CROCI®
	Growth	Cap Growth	Opportunity	Core Equity VIP -	International VIP -
	Class I-2	Fund - 2	Class 2	Class A	Class A
ASSETS
Investments, at fair value	$2,626,491	$2,072,967	$3,252,540	$1,060,702	$420,081
Total assets	$2,626,491	$2,072,967	$3,252,540	$1,060,702	$420,081
NET ASSETS
Accumulation units	$2,548,196	$2,033,223	$3,246,751	$1,060,702	$406,818
Contracts in payout (annuitization) period	78,295	39,744	5,789	—	13,263
Total net assets	$2,626,491	$2,072,967	$3,252,540	$1,060,702	$420,081
FUND SHARE INFORMATION
Number of shares	158,892	101,318	125,146	86,659	56,236
Cost of investments	$3,806,643	$2,522,660	$2,926,160	$969,418	$450,575
UNIT VALUE (1)
Lowest	$19.03	$42.74	$39.70	$33.07	$8.51
Highest	$34.48	$47.37	$44.01	$41.72	$13.59

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

		Allspring VT
	Alger	Discovery			DWS
	Small Cap	SMID	Allspring VT	DWS	CROCI®
	Growth	Cap Growth	Opportunity	Core Equity VIP -	International VIP -
	Class I-2	Fund - 2	Class 2	Class A	Class A
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$9,618	$13,855
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(36,760)	(28,602)	(44,053)	(14,539)	(6,062)
Administrative expense	(2,950)	(1,993)	(3,055)	(1,002)	(415)
Net investment income (loss)	(39,710)	(30,595)	(47,108)	(5,923)	7,378
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	618,224	242,336	463,801	140,965	79,126
Cost of investments sold	988,053	325,889	446,519	140,736	93,190
Realized gains (losses) on fund shares	(369,829)	(83,553)	17,282	229	(14,064)
Realized gain distributions	—	—	258,542	58,608	—
Net realized gains (losses)	(369,829)	(83,553)	275,824	58,837	(14,064)
Change in unrealized gains (losses)	772,382	448,059	450,755	161,992	71,288
Net realized and change in unrealized gains
(losses) on investments	402,553	364,506	726,579	220,829	57,224
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$362,843	$333,911	$679,471	$214,906	$64,602

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2023

					Federated
	DWS	DWS	DWS	DWS	Hermes
	Equity	Global Income	Global	Small	Fund
	500 Index VIP -	Builder VIP -	Small Cap VIP -	Cap Index VIP -	US Govt
	Class B	Class A	Class A	Class B	Sec - Class II
ASSETS
Investments, at fair value	$1,442,747	$1,732,990	$1,644,980	$188,517	$3,126,364
Total assets	$1,442,747	$1,732,990	$1,644,980	$188,517	$3,126,364
NET ASSETS
Accumulation units	$1,429,535	$1,708,800	$1,625,826	$182,744	$3,065,155
Contracts in payout (annuitization) period	13,212	24,190	19,154	5,773	61,209
Total net assets	$1,442,747	$1,732,990	$1,644,980	$188,517	$3,126,364
FUND SHARE INFORMATION
Number of shares	53,495	77,056	157,414	13,841	334,371
Cost of investments	$1,029,530	$1,740,103	$1,876,358	$190,285	$3,624,222
UNIT VALUE (1)
Lowest	$44.59	$18.98	$20.39	$37.92	$13.13
Highest	$52.72	$21.03	$41.88	$44.84	$18.36

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

					Federated
	DWS	DWS	DWS	DWS	Hermes
	Equity	Global Income	Global	Small	Fund
	500 Index VIP -	Builder VIP -	Small Cap VIP -	Cap Index VIP -	US Govt
	Class B	Class A	Class A	Class B	Sec - Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$12,453	$56,048	$13,692	$1,345	$79,710
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(18,436)	(23,947)	(22,257)	(2,401)	(42,908)
Administrative expense	(1,267)	(1,981)	(1,535)	(163)	(3,449)
Net investment income (loss)	(7,250)	30,120	(10,100)	(1,219)	33,353
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	36,082	291,007	207,575	6,031	344,012
Cost of investments sold	27,438	317,900	267,047	6,533	409,829
Realized gains (losses) on fund shares	8,644	(26,893)	(59,472)	(502)	(65,817)
Realized gain distributions	64,491	—	9,000	3,823	—
Net realized gains (losses)	73,135	(26,893)	(50,472)	3,321	(65,817)
Change in unrealized gains (losses)	202,597	208,539	378,128	21,118	114,222
Net realized and change in unrealized gains
(losses) on investments	275,732	181,646	327,656	24,439	48,405
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$268,482	$211,766	$317,556	$23,220	$81,758
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2023

		Federated
	Federated	Hermes
	Hermes	Managed
	High Income	Volatility	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Bond -	Fund II -	Asset Manager -	Asset Manager	Contrafund
	Class II	Class P	Initial Class	Service Class 2	Service Class 2
ASSETS
Investments, at fair value	$2,915,791	$1,023,511	$2,936,149	$1,002,322	$7,828,229
Total assets	$2,915,791	$1,023,511	$2,936,149	$1,002,322	$7,828,229
NET ASSETS
Accumulation units	$2,839,449	$1,009,070	$2,890,947	$1,002,322	$7,780,740
Contracts in payout (annuitization) period	76,342	14,441	45,202	—	47,489
Total net assets	$2,915,791	$1,023,511	$2,936,149	$1,002,322	$7,828,229
FUND SHARE INFORMATION
Number of shares	515,157	113,471	187,733	66,204	167,163
Cost of investments	$3,189,291	$1,094,154	$2,875,295	$972,750	$5,552,742
UNIT VALUE (1)
Lowest	$24.81	$16.80	$20.09	$16.66	$40.08
Highest	$38.84	$32.59	$38.14	$21.89	$52.67

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

		Federated
	Federated	Hermes
	Hermes	Managed
	High Income	Volatility	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Bond -	Fund II -	Asset Manager -	Asset Manager	Contrafund
	Class II	Class P	Initial Class	Service Class 2	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$176,204	$20,329	$66,330	$21,110	$18,772
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(40,595)	(13,770)	(37,443)	(14,796)	(108,539)
Administrative expense	(3,232)	(1,175)	(3,600)	(988)	(7,552)
Net investment income (loss)	132,377	5,384	25,287	5,326	(97,319)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	697,635	219,654	247,075	181,286	1,385,075
Cost of investments sold	804,886	242,739	253,061	182,669	1,075,351
Realized gains (losses) on fund shares	(107,251)	(23,085)	(5,986)	(1,383)	309,724
Realized gain distributions	—	—	31,322	11,644	270,388
Net realized gains (losses)	(107,251)	(23,085)	25,336	10,261	580,112
Change in unrealized gains (losses)	285,452	90,941	256,610	89,777	1,538,955
Net realized and change in unrealized gains
(losses) on investments	178,201	67,856	281,946	100,038	2,119,067
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$310,578	$73,240	$307,233	$105,364	$2,021,748
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2023

			Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Government	Government	Fidelity VIP
	Equity Income -	Equity-Income	Money Market -	Money Market -	Growth -
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
ASSETS
Investments, at fair value	$10,538,071	$4,455,568	$16,107,585	$5,744,259	$19,182,694
Total assets	$10,538,071	$4,455,568	$16,107,585	$5,744,259	$19,182,694
NET ASSETS
Accumulation units	$10,246,475	$4,441,985	$15,680,201	$5,741,375	$18,931,462
Contracts in payout (annuitization) period	291,596	13,583	427,384	2,884	251,232
Total net assets	$10,538,071	$4,455,568	$16,107,585	$5,744,259	$19,182,694
FUND SHARE INFORMATION
Number of shares	424,067	186,347	16,107,585	5,744,259	206,044
Cost of investments	$9,554,375	$4,061,651	$16,107,584	$5,744,260	$13,709,362
UNIT VALUE (1)
Lowest	$32.16	$23.34	$9.14	$7.53	$33.00
Highest	$76.86	$31.35	$13.63	$9.89	$126.12

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

			Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Government	Government	Fidelity VIP
	Equity Income -	Equity-Income	Money Market -	Money Market -	Growth -
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$195,175	$75,293	$755,144	$264,794	$22,304
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(142,415)	(65,587)	(228,435)	(85,092)	(242,440)
Administrative expense	(13,763)	(4,436)	(16,416)	(5,834)	(20,616)
Net investment income (loss)	38,997	5,270	510,293	173,868	(240,752)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,300,628	709,331	4,200,592	1,133,845	3,348,096
Cost of investments sold	2,138,000	663,694	4,200,592	1,133,845	2,548,021
Realized gains (losses) on fund shares	162,628	45,637	—	—	800,075
Realized gain distributions	292,967	129,203	—	—	808,113
Net realized gains (losses)	455,595	174,840	—	—	1,608,188
Change in unrealized gains (losses)	415,006	185,594	—	—	3,852,138
Net realized and change in unrealized gains
(losses) on investments	870,601	360,434	—	—	5,460,326
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$909,598	$365,704	$510,293	$173,868	$5,219,574
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2023

				Fidelity VIP II
	Fidelity VIP	Fidelity VIP II	Fidelity VIP II	Investment	Fidelity VIP
	Growth	Contrafund -	Index 500 -	Grade Bond -	Index 500
	Service Class 2	Initial Class	Initial Class	Service Class 2	Service Class 2
ASSETS
Investments, at fair value	$5,189,518	$27,409,081	$21,983,251	$4,036,154	$9,785,392
Total assets	$5,189,518	$27,409,081	$21,983,251	$4,036,154	$9,785,392
NET ASSETS
Accumulation units	$5,185,197	$27,051,309	$21,694,362	$4,007,900	$9,778,114
Contracts in payout (annuitization) period	4,321	357,772	288,889	28,254	7,278
Total net assets	$5,189,518	$27,409,081	$21,983,251	$4,036,154	$9,785,392
FUND SHARE INFORMATION
Number of shares	57,713	563,625	47,604	373,027	21,493
Cost of investments	$3,711,143	$18,776,950	$9,844,273	$4,632,507	$4,135,306
UNIT VALUE (1)
Lowest	$41.36	$45.92	$32.84	$10.82	$33.86
Highest	$70.24	$105.92	$50.86	$16.32	$44.49

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

				Fidelity VIP II
	Fidelity VIP	Fidelity VIP II	Fidelity VIP II	Investment	Fidelity VIP
	Growth	Contrafund -	Index 500 -	Grade Bond -	Index 500
	Service Class 2	Initial Class	Initial Class	Service Class 2	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$185	$122,236	$299,999	$98,270	$116,210
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(68,041)	(353,330)	(285,474)	(59,293)	(137,362)
Administrative expense	(4,718)	(28,780)	(22,245)	(4,070)	(9,472)
Net investment income (loss)	(72,574)	(259,874)	(7,720)	34,907	(30,624)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	600,663	3,373,551	2,710,018	673,648	1,875,321
Cost of investments sold	487,890	2,511,115	1,294,051	788,870	889,231
Realized gains (losses) on fund shares	112,773	862,436	1,415,967	(115,222)	986,090
Realized gain distributions	226,032	892,249	193,502	—	93,503
Net realized gains (losses)	338,805	1,754,685	1,609,469	(115,222)	1,079,593
Change in unrealized gains (losses)	1,108,956	5,436,156	2,874,129	255,527	995,019
Net realized and change in unrealized gains
(losses) on investments	1,447,761	7,190,841	4,483,598	140,305	2,074,612
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,375,187	$6,930,967	$4,475,878	$175,212	$2,043,988
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2023

			Goldman Sachs	Goldman Sachs	Goldman Sachs
			VIT International	VIT Mid	VIT Small Cap
	Fidelity VIP	Fidelity VIP	Equity Insights -	Cap Value -	Equity Insights -
	Overseas -	Overseas -	Institutional	Institutional	Institutional
	Initial Class	Service Class 2	Class	Class	Class
ASSETS
Investments, at fair value	$3,647,668	$4,090,877	$302,977	$959,739	$283,092
Total assets	$3,647,668	$4,090,877	$302,977	$959,739	$283,092
NET ASSETS
Accumulation units	$3,581,750	$4,081,202	$302,932	$959,739	$237,954
Contracts in payout (annuitization) period	65,918	9,675	45	—	45,138
Total net assets	$3,647,668	$4,090,877	$302,977	$959,739	$283,092
FUND SHARE INFORMATION
Number of shares	141,273	160,364	34,235	59,946	23,053
Cost of investments	$2,852,405	$3,168,458	$300,480	$957,996	$279,167
UNIT VALUE (1)
Lowest	$15.97	$17.13	$14.63	$14.73	$45.42
Highest	$33.31	$24.88	$15.35	$16.57	$47.67

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

			Goldman Sachs	Goldman Sachs	Goldman Sachs
			VIT International	VIT Mid	VIT Small Cap
	Fidelity VIP	Fidelity VIP	Equity Insights -	Cap Value -	Equity Insights -
	Overseas -	Overseas -	Institutional	Institutional	Institutional
	Initial Class	Service Class 2	Class	Class	Class
NET INVESTMENT INCOME (LOSS)
Dividends	$35,921	$31,713	$7,788	$9,559	$2,791
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(50,194)	(58,172)	(3,902)	(14,049)	(3,881)
Administrative expense	(3,914)	(4,011)	(295)	(971)	(286)
Net investment income (loss)	(18,187)	(30,470)	3,591	(5,461)	(1,376)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	556,072	766,732	59,471	244,923	64,724
Cost of investments sold	462,070	629,339	62,348	254,267	69,709
Realized gains (losses) on fund shares	94,002	137,393	(2,877)	(9,344)	(4,985)
Realized gain distributions	9,085	10,626	—	23,543	—
Net realized gains (losses)	103,087	148,019	(2,877)	14,199	(4,985)
Change in unrealized gains (losses)	516,294	577,246	47,781	85,553	51,316
Net realized and change in unrealized gains
(losses) on investments	619,381	725,265	44,904	99,752	46,331
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$601,194	$694,795	$48,495	$94,291	$44,955
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2023

	Invesco
	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	International	American	American	Invesco V.I.	Invesco V.I.
	Growth	Franchise	Franchise	American Value	American Value
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$631,151	$304,791	$458,385	$9,736,639	$1,128,200
Total assets	$631,151	$304,791	$458,385	$9,736,639	$1,128,200
NET ASSETS
Accumulation units	$631,151	$304,791	$458,385	$9,683,066	$1,128,200
Contracts in payout (annuitization) period	—	—	—	53,573	—
Total net assets	$631,151	$304,791	$458,385	$9,736,639	$1,128,200
FUND SHARE INFORMATION
Number of shares	294,931	5,169	8,615	696,469	82,170
Cost of investments	$591,760	$259,663	$418,652	$10,659,047	$1,356,085
UNIT VALUE (1)
Lowest	$22.16	$28.20	$26.44	$34.90	$11.04
Highest	$27.34	$32.40	$34.74	$50.46	$11.45

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Invesco
	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	International	American	American	Invesco V.I.	Invesco V.I.
	Growth	Franchise	Franchise	American Value	American Value
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$1,800	$—	$—	$57,901	$4,610
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(8,873)	(4,348)	(6,227)	(130,357)	(16,951)
Administrative expense	(751)	(267)	(417)	(9,339)	(1,199)
Net investment income (loss)	(7,824)	(4,615)	(6,644)	(81,795)	(13,540)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	100,930	13,941	52,047	1,223,853	344,965
Cost of investments sold	103,007	13,950	54,121	1,281,100	423,026
Realized gains (losses) on fund shares	(2,077)	(9)	(2,074)	(57,247)	(78,061)
Realized gain distributions	—	6,009	10,225	1,900,765	256,760
Net realized gains (losses)	(2,077)	6,000	8,151	1,843,518	178,699
Change in unrealized gains (losses)	113,469	84,603	132,851	(556,661)	(19,579)
Net realized and change in unrealized gains
(losses) on investments	111,392	90,603	141,002	1,286,857	159,120
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$103,568	$85,988	$134,358	$1,205,062	$145,580
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2023

		Invesco V.I.		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Discovery Mid	Invesco V.I.	Government	Growth
	Core Equity Fund -	Cap Growth	Global	Securities	and Income
	Series II	Series II	Series II	Series II	Series II
ASSETS
Investments, at fair value	$868,896	$3,232,683	$2,238,309	$862,357	$8,275,915
Total assets	$868,896	$3,232,683	$2,238,309	$862,357	$8,275,915
NET ASSETS
Accumulation units	$868,896	$3,218,710	$2,234,277	$850,704	$8,229,288
Contracts in payout (annuitization) period	—	13,973	4,032	11,653	46,627
Total net assets	$868,896	$3,232,683	$2,238,309	$862,357	$8,275,915
FUND SHARE INFORMATION
Number of shares	29,838	59,853	63,051	84,297	438,575
Cost of investments	$838,695	$3,832,715	$2,132,545	$976,331	$8,195,836
UNIT VALUE (1)
Lowest	$21.34	$12.62	$28.28	$8.58	$25.85
Highest	$27.19	$33.66	$37.16	$11.27	$36.29

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

		Invesco V.I.		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Discovery Mid	Invesco V.I.	Government	Growth
	Core Equity Fund -	Cap Growth	Global	Securities	and Income
	Series II	Series II	Series II	Series II	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$3,980	$—	$—	$16,983	$103,606
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(12,637)	(43,330)	(33,069)	(13,412)	(118,475)
Administrative expense	(859)	(3,125)	(2,275)	(930)	(8,281)
Net investment income (loss)	(9,516)	(46,455)	(35,344)	2,641	(23,150)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	169,285	377,255	635,072	174,883	1,481,794
Cost of investments sold	174,951	485,552	636,912	202,732	1,409,901
Realized gains (losses) on fund shares	(5,666)	(108,297)	(1,840)	(27,849)	71,893
Realized gain distributions	19,767	—	257,913	—	1,013,322
Net realized gains (losses)	14,101	(108,297)	256,073	(27,849)	1,085,215
Change in unrealized gains (losses)	162,832	486,915	406,445	49,880	(234,465)
Net realized and change in unrealized gains
(losses) on investments	176,933	378,618	662,518	22,031	850,750
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$167,417	$332,163	$627,174	$24,672	$827,600
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2023

		Invesco V.I.	Invesco V.I.	Janus Henderson	Janus Henderson
	Invesco V.I.	Main Street	Main Street	VIT Balanced	VIT Balanced
	High Yield Fund -	Mid Cap	Small Cap	Institutional	Service
	Series I	Series II	Series II	Shares	Shares
ASSETS
Investments, at fair value	$365,882	$2,057,810	$10,391,875	$15,355,463	$1,878,795
Total assets	$365,882	$2,057,810	$10,391,875	$15,355,463	$1,878,795
NET ASSETS
Accumulation units	$359,093	$2,057,810	$10,296,991	$15,106,081	$1,878,795
Contracts in payout (annuitization) period	6,789	—	94,884	249,382	—
Total net assets	$365,882	$2,057,810	$10,391,875	$15,355,463	$1,878,795
FUND SHARE INFORMATION
Number of shares	78,013	219,149	395,128	339,122	39,101
Cost of investments	$406,999	$2,306,842	$8,425,432	$10,294,488	$1,259,038
UNIT VALUE (1)
Lowest	$18.36	$21.99	$31.97	$31.87	$27.05
Highest	$22.01	$28.90	$53.03	$94.95	$35.54

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

		Invesco V.I.	Invesco V.I.	Janus Henderson	Janus Henderson
	Invesco V.I.	Main Street	Main Street	VIT Balanced	VIT Balanced
	High Yield Fund -	Mid Cap	Small Cap	Institutional	Service
	Series I	Series II	Series II	Shares	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$18,511	$792	$90,853	$311,421	$32,558
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(4,996)	(29,232)	(146,787)	(200,375)	(26,448)
Administrative expense	(360)	(2,002)	(9,965)	(16,551)	(1,840)
Net investment income (loss)	13,155	(30,442)	(65,899)	94,495	4,270
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	49,469	301,377	1,393,172	1,395,441	339,975
Cost of investments sold	56,011	365,710	1,244,716	984,321	234,525
Realized gains (losses) on fund shares	(6,542)	(64,333)	148,456	411,120	105,450
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	(6,542)	(64,333)	148,456	411,120	105,450
Change in unrealized gains (losses)	23,334	334,169	1,403,782	1,408,224	122,007
Net realized and change in unrealized gains
(losses) on investments	16,792	269,836	1,552,238	1,819,344	227,457
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$29,947	$239,394	$1,486,339	$1,913,839	$231,727

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2023

					Janus Henderson
	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	VIT Global
	VIT Enterprise	VIT Flexible Bond	VIT Forty	VIT Forty	Research
	Institutional	Institutional	Institutional	Service	Institutional
	Shares	Shares	Shares	Shares	Shares
ASSETS
Investments, at fair value	$14,879,465	$3,485,419	$1,683,080	$1,789,723	$8,840,961
Total assets	$14,879,465	$3,485,419	$1,683,080	$1,789,723	$8,840,961
NET ASSETS
Accumulation units	$14,628,746	$3,457,376	$1,667,678	$1,789,723	$8,693,132
Contracts in payout (annuitization) period	250,719	28,043	15,402	—	147,829
Total net assets	$14,879,465	$3,485,419	$1,683,080	$1,789,723	$8,840,961
FUND SHARE INFORMATION
Number of shares	194,452	346,808	35,546	42,121	144,697
Cost of investments	$11,360,408	$4,058,712	$1,321,902	$1,531,454	$5,771,610
UNIT VALUE (1)
Lowest	$23.97	$18.63	$60.94	$52.33	$15.51
Highest	$134.80	$30.97	$71.47	$68.76	$66.29

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

					Janus Henderson
	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	VIT Global
	VIT Enterprise	VIT Flexible Bond	VIT Forty	VIT Forty	Research
	Institutional	Institutional	Institutional	Service	Institutional
	Shares	Shares	Shares	Shares	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$22,652	$145,501	$2,905	$1,988	$78,375
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(190,912)	(46,000)	(23,111)	(24,210)	(112,091)
Administrative expense	(17,162)	(3,670)	(1,559)	(1,624)	(10,360)
Net investment income (loss)	(185,422)	95,831	(21,765)	(23,846)	(44,076)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,746,006	401,885	249,384	181,662	1,368,907
Cost of investments sold	1,370,111	477,649	225,266	178,013	954,361
Realized gains (losses) on fund shares	375,895	(75,764)	24,118	3,649	414,546
Realized gain distributions	986,422	—	—	—	243,210
Net realized gains (losses)	1,362,317	(75,764)	24,118	3,649	657,756
Change in unrealized gains (losses)	1,027,824	113,400	498,006	534,710	1,269,069
Net realized and change in unrealized gains
(losses) on investments	2,390,141	37,636	522,124	538,359	1,926,825
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,204,719	$133,467	$500,359	$514,513	$1,882,749
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2023

	Janus Henderson	Janus Henderson
	VIT Global	VIT Mid	Janus Henderson	Janus Henderson	Lazard Retirement
	Research	Cap Value	VIT Overseas	VIT Research	Series Emerging
	Service	Service	Service	Institutional	Market Equity
	Shares	Shares	Shares	Shares	Service Shares
ASSETS
Investments, at fair value	$341,964	$2,446,107	$1,534,698	$10,642,022	$709,357
Total assets	$341,964	$2,446,107	$1,534,698	$10,642,022	$709,357
NET ASSETS
Accumulation units	$341,964	$2,423,033	$1,534,698	$10,249,107	$678,549
Contracts in payout (annuitization) period	—	23,074	—	392,915	30,808
Total net assets	$341,964	$2,446,107	$1,534,698	$10,642,022	$709,357
FUND SHARE INFORMATION
Number of shares	5,794	146,298	38,291	235,704	34,055
Cost of investments	$215,543	$2,222,868	$1,399,830	$7,453,314	$647,004
UNIT VALUE (1)
Lowest	$20.84	$26.30	$11.99	$25.03	$38.06
Highest	$27.38	$34.55	$19.52	$94.30	$45.62

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Janus Henderson	Janus Henderson
	VIT Global	VIT Mid	Janus Henderson	Janus Henderson	Lazard Retirement
	Research	Cap Value	VIT Overseas	VIT Research	Series Emerging
	Service	Service	Service	Institutional	Market Equity
	Shares	Shares	Shares	Shares	Service Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$2,401	$22,485	21,512	$14,840	$32,410
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(4,233)	(34,343)	(21,247)	(128,863)	(9,461)
Administrative expense	(312)	(2,388)	(1,588)	(12,394)	(674)
Net investment income (loss)	(2,144)	(14,246)	(1,323)	(126,417)	22,275
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	39,071	342,865	381,784	2,050,520	63,891
Cost of investments sold	28,829	333,632	336,159	1,617,389	61,953
Realized gains (losses) on fund shares	10,242	9,233	45,625	433,131	1,938
Realized gain distributions	8,970	67,972	—	—	—
Net realized gains (losses)	19,212	77,205	45,625	433,131	1,938
Change in unrealized gains (losses)	51,449	148,920	95,127	3,110,060	101,239
Net realized and change in unrealized gains
(losses) on investments	70,661	226,125	140,752	3,543,191	103,177
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$68,517	$211,879	$139,429	$3,416,774	$125,452
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2023

		Legg Mason	Legg Mason
		Partners	Partners
	Lazard Retirement	Clearbridge	Western Asset	LVIP JPMorgan
	Series International	Variable Large	Variable Global	Small Cap	MFS VIT
	Equity Portfolio -	Cap Value -	High Yield Bond	Core Fund -	Growth
	Service Class	Class I	Class II	Standard Class	Initial Class
ASSETS
Investments, at fair value	$129,562	$4,344,997	$2,889,323	$520,053	$2,831,498
Total assets	$129,562	$4,344,997	$2,889,323	$520,053	$2,831,498
NET ASSETS
Accumulation units	$129,562	$4,286,819	$2,889,323	$519,819	$2,784,635
Contracts in payout (annuitization) period	—	58,178	—	234	46,863
Total net assets	$129,562	$4,344,997	$2,889,323	$520,053	$2,831,498
FUND SHARE INFORMATION
Number of shares	14,253	204,856	461,553	26,200	46,965
Cost of investments	$147,189	$3,975,244	$3,496,357	$481,035	$2,227,115
UNIT VALUE (1)
Lowest	$15.47	$20.97	$14.69	$40.37	$26.86
Highest	$16.23	$37.99	$19.29	$42.37	$60.85

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

		Legg Mason	Legg Mason
		Partners	Partners
	Lazard Retirement	Clearbridge	Western Asset	LVIP JPMorgan
	Series International	Variable Large	Variable Global	Small Cap	MFS VIT
	Equity Portfolio -	Cap Value -	High Yield Bond	Core Fund -	Growth
	Service Class	Class I	Class II	Standard Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$1,628	$52,615	$142,824	6,650	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(1,673)	(58,352)	(40,949)	(6,777)	(37,312)
Administrative expense	(125)	(4,190)	(2,847)	(497)	(2,583)
Net investment income (loss)	(170)	(9,927)	99,028	(624)	(39,895)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	10,877	599,643	424,884	73,128	265,259
Cost of investments sold	13,103	553,447	532,574	72,761	226,721
Realized gains (losses) on fund shares	(2,226)	46,196	(107,690)	367	38,538
Realized gain distributions	—	307,687	—	4,250	199,245
Net realized gains (losses)	(2,226)	353,883	(107,690)	4,617	237,783
Change in unrealized gains (losses)	19,193	183,115	233,482	51,344	551,767
Net realized and change in unrealized gains
(losses) on investments	16,967	536,998	125,792	55,961	789,550
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$16,797	$527,071	$224,820	$55,337	$749,655
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2023

				MFS VIT
				Massachusetts
	MFS VIT	MFS VIT	MFS VIT	Investors	MFS VIT
	High Yield	Investors Trust	Investors Trust	Growth Stock	New Discovery
	Service Class	Initial Class	Service Class	Service Class	Initial Class
ASSETS
Investments, at fair value	$1,097,340	$1,507,455	$398,743	$2,027,563	$4,500,591
Total assets	$1,097,340	$1,507,455	$398,743	$2,027,563	$4,500,591
NET ASSETS
Accumulation units	$1,081,879	$1,503,933	$398,743	$2,027,563	$4,481,894
Contracts in payout (annuitization) period	15,461	3,522	—	—	18,697
Total net assets	$1,097,340	$1,507,455	$398,743	$2,027,563	$4,500,591
FUND SHARE INFORMATION
Number of shares	222,134	41,885	11,302	91,745	347,805
Cost of investments	$1,258,622	$1,176,948	$298,227	$1,857,903	$5,765,647
UNIT VALUE (1)
Lowest	$15.19	$30.37	$31.29	$36.90	$29.13
Highest	$19.96	$40.72	$41.11	$48.48	$69.40

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

				MFS VIT
				Massachusetts
	MFS VIT	MFS VIT	MFS VIT	Investors	MFS VIT
	High Yield	Investors Trust	Investors Trust	Growth Stock	New Discovery
	Service Class	Initial Class	Service Class	Service Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$58,754	$10,236	$1,814	$947	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(16,151)	(20,059)	(5,683)	(30,031)	(63,091)
Administrative expense	(1,063)	(1,402)	(384)	(2,057)	(4,334)
Net investment income (loss)	41,540	(11,225)	(4,253)	(31,141)	(67,425)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	103,646	96,863	69,552	581,047	430,252
Cost of investments sold	124,416	79,571	55,550	565,587	597,170
Realized gains (losses) on fund shares	(20,770)	17,292	14,002	15,460	(166,918)
Realized gain distributions	—	78,773	22,101	102,392	—
Net realized gains (losses)	(20,770)	96,065	36,103	117,852	(166,918)
Change in unrealized gains (losses)	87,559	139,034	28,115	326,833	755,038
Net realized and change in unrealized gains
(losses) on investments	66,789	235,099	64,218	444,685	588,120
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$108,329	$223,874	$59,965	$413,544	$520,695
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2023

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	New Discovery	Research	Total Return	Total Return	Utilities
	Service Class	Initial Class	Initial Class	Service Class	Service Class
ASSETS
Investments, at fair value	$1,297,875	$892,830	$4,210,927	$1,619,225	$664,908
Total assets	$1,297,875	$892,830	$4,210,927	$1,619,225	$664,908
NET ASSETS
Accumulation units	$1,257,647	$860,819	$4,189,830	$1,605,057	$648,428
Contracts in payout (annuitization) period	40,228	32,011	21,097	14,168	16,480
Total net assets	$1,297,875	$892,830	$4,210,927	$1,619,225	$664,908
FUND SHARE INFORMATION
Number of shares	128,502	27,927	181,037	71,394	21,081
Cost of investments	$1,817,519	$737,267	$3,934,044	$1,533,202	$597,961
UNIT VALUE (1)
Lowest	$29.66	$28.32	$28.03	$18.60	$36.09
Highest	$40.04	$46.19	$35.14	$24.44	$52.69

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	New Discovery	Research	Total Return	Total Return	Utilities
	Service Class	Initial Class	Initial Class	Service Class	Service Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$4,218	$82,567	$28,546	$23,901
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(18,600)	(11,722)	(59,137)	(22,912)	(10,347)
Administrative expense	(1,286)	(818)	(4,021)	(1,564)	(723)
Net investment income (loss)	(19,886)	(8,322)	19,409	4,070	12,831
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	200,669	45,506	364,205	177,902	141,307
Cost of investments sold	301,197	39,818	350,393	171,192	123,395
Realized gains (losses) on fund shares	(100,528)	5,688	13,812	6,710	17,912
Realized gain distributions	—	44,575	171,964	68,134	40,090
Net realized gains (losses)	(100,528)	50,263	185,776	74,844	58,002
Change in unrealized gains (losses)	274,510	113,612	135,851	51,000	(104,916)
Net realized and change in unrealized gains
(losses) on investments	173,982	163,875	321,627	125,844	(46,914)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$154,096	$155,553	$341,036	$129,914	$(34,083)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2023

					Morgan Stanley
	MFS VIT	Morgan Stanley	Morgan Stanley	Morgan Stanley	VIF U.S.
	Value	VIF Discovery	VIF Growth	VIF Growth	Real Estate
	Service Class	Class I	Class I	Class II	Class II
ASSETS
Investments, at fair value	$992,434	$617,577	$6,613,389	$597,004	$2,750,803
Total assets	$992,434	$617,577	$6,613,389	$597,004	$2,750,803
NET ASSETS
Accumulation units	$992,434	$615,419	$6,570,714	$597,004	$2,731,601
Contracts in payout (annuitization) period	—	2,158	42,675	—	19,202
Total net assets	$992,434	$617,577	$6,613,389	$597,004	$2,750,803
FUND SHARE INFORMATION
Number of shares	47,921	134,548	495,385	58,934	190,499
Cost of investments	$833,431	$1,260,894	$10,038,800	$1,095,998	$3,028,306
UNIT VALUE (1)
Lowest	$28.69	$40.07	$54.59	$44.78	$19.54
Highest	$37.70	$42.06	$64.03	$58.83	$34.27

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

					Morgan Stanley
	MFS VIT	Morgan Stanley	Morgan Stanley	Morgan Stanley	VIF U.S.
	Value	VIF Discovery	VIF Growth	VIF Growth	Real Estate
	Service Class	Class I	Class I	Class II	Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$13,419	$—	$—	$—	$53,247
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(13,231)	(6,896)	(82,321)	(7,214)	(39,806)
Administrative expense	(955)	(522)	(5,731)	(508)	(2,708)
Net investment income (loss)	(767)	(7,418)	(88,052)	(7,722)	10,733
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	111,230	54,663	471,647	70,229	443,034
Cost of investments sold	92,696	139,984	862,644	157,267	522,680
Realized gains (losses) on fund shares	18,534	(85,321)	(390,997)	(87,038)	(79,646)
Realized gain distributions	67,261	—	—	—	—
Net realized gains (losses)	85,795	(85,321)	(390,997)	(87,038)	(79,646)
Change in unrealized gains (losses)	(28,021)	281,692	2,636,606	290,944	394,921
Net realized and change in unrealized gains
(losses) on investments	57,774	196,371	2,245,609	203,906	315,275
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$57,007	$188,953	$2,157,557	$196,184	$326,008
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2023

	PIMCO VIT
	International
	Bond (U.S.	PIMCO VIT	PIMCO VIT		Putnam VT
	Dollar-Hedged)	Real Return	Total Return	Putnam VT	International
	Institutional	Institutional	Institutional	High Yield	Value
	Class	Class	Class	Class IB	Class IB
ASSETS
Investments, at fair value	$3,480,729	$3,275,965	$10,979,964	$564,809	$1,090,890
Total assets	$3,480,729	$3,275,965	$10,979,964	$564,809	$1,090,890
NET ASSETS
Accumulation units	$3,464,799	$3,272,032	$10,879,769	$542,793	$1,089,954
Contracts in payout (annuitization) period	15,930	3,933	100,195	22,016	936
Total net assets	$3,480,729	$3,275,965	$10,979,964	$564,809	$1,090,890
FUND SHARE INFORMATION
Number of shares	354,092	283,143	1,196,075	101,767	92,763
Cost of investments	$3,727,020	$3,633,774	$12,727,497	$637,450	$1,013,825
UNIT VALUE (1)
Lowest	$13.38	$11.62	$11.92	$22.90	$17.87
Highest	$21.94	$16.23	$20.50	$27.45	$22.37

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	PIMCO VIT
	International
	Bond (U.S.	PIMCO VIT	PIMCO VIT		Putnam VT
	Dollar-Hedged)	Real Return	Total Return	Putnam VT	International
	Institutional	Institutional	Institutional	High Yield	Value
	Class	Class	Class	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$88,970	$98,889	$400,107	$30,695	$16,321
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(49,504)	(47,778)	(158,515)	(8,077)	(15,467)
Administrative expense	(3,470)	(3,305)	(11,590)	(562)	(1,175)
Net investment income (loss)	35,996	47,806	230,002	22,056	(321)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	607,296	419,471	2,128,184	106,300	296,916
Cost of investments sold	674,320	470,670	2,532,465	127,475	293,454
Realized gains (losses) on fund shares	(67,024)	(51,199)	(404,281)	(21,175)	3,462
Realized gain distributions	93,055	—	—	—	—
Net realized gains (losses)	26,031	(51,199)	(404,281)	(21,175)	3,462
Change in unrealized gains (losses)	181,663	70,965	646,886	55,241	165,795
Net realized and change in unrealized gains
(losses) on investments	207,694	19,766	242,605	34,066	169,257
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$243,690	$67,572	$472,607	$56,122	$168,936
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2023

	Rydex VT
	Guggenheim		T. Rowe Price	T. Rowe Price
	Long Short	Rydex VT	All-Cap	Blue Chip	T. Rowe Price
	Equity	NASDAQ-100®	Opportunities	Growth II	Equity Income
ASSETS
Investments, at fair value	$256,386	$1,183,659	$4,662,875	$5,056,001	$6,839,982
Total assets	$256,386	$1,183,659	$4,662,875	$5,056,001	$6,839,982
NET ASSETS
Accumulation units	$256,386	$1,163,486	$4,612,655	$5,056,001	$6,808,622
Contracts in payout (annuitization) period	—	20,173	50,220	—	31,360
Total net assets	$256,386	$1,183,659	$4,662,875	$5,056,001	$6,839,982
FUND SHARE INFORMATION
Number of shares	15,108	16,692	135,549	116,123	246,397
Cost of investments	$201,393	$542,082	$4,251,554	$2,960,243	$6,317,017
UNIT VALUE (1)
Lowest	$12.92	$36.26	$47.88	$39.62	$36.62
Highest	$21.81	$65.25	$66.70	$52.05	$44.49

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Rydex VT
	Guggenheim		T. Rowe Price	T. Rowe Price
	Long Short	Rydex VT	All-Cap	Blue Chip	T. Rowe Price
	Equity	NASDAQ-100®	Opportunities	Growth II	Equity Income
NET INVESTMENT INCOME (LOSS)
Dividends	$664	$—	$10,756	$—	$137,571
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(3,764)	(15,501)	(61,264)	(71,722)	(96,296)
Administrative expense	(257)	(1,043)	(4,306)	(4,891)	(6,553)
Net investment income (loss)	(3,357)	(16,544)	(54,814)	(76,613)	34,722
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	45,760	126,951	536,903	1,558,179	721,168
Cost of investments sold	38,154	67,976	496,112	1,085,285	672,996
Realized gains (losses) on fund shares	7,606	58,975	40,791	472,894	48,172
Realized gain distributions	—	—	309,056	—	279,713
Net realized gains (losses)	7,606	58,975	349,847	472,894	327,885
Change in unrealized gains (losses)	23,127	380,586	734,571	1,484,184	139,656
Net realized and change in unrealized gains
(losses) on investments	30,733	439,561	1,084,418	1,957,078	467,541
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$27,376	$423,017	$1,029,604	$1,880,465	$502,263
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2023

				VanEck VIP
				Emerging	VanEck VIP
		T. Rowe Price	T. Rowe Price	Markets	Global Resources
	T. Rowe Price	International	Mid-Cap	Initial Class	Initial Class
	Equity Income II	Stock	Growth	Shares	Shares
ASSETS
Investments, at fair value	$6,398,067	$2,440,431	$7,243,637	$693,361	$852,634
Total assets	$6,398,067	$2,440,431	$7,243,637	$693,361	$852,634
NET ASSETS
Accumulation units	$6,398,067	$2,437,996	$7,212,872	$693,361	$852,634
Contracts in payout (annuitization) period	—	2,435	30,765	—	—
Total net assets	$6,398,067	$2,440,431	$7,243,637	$693,361	$852,634
FUND SHARE INFORMATION
Number of shares	231,898	162,587	248,837	75,284	32,066
Cost of investments	$5,716,684	$2,366,039	$6,351,565	$954,104	$825,253
UNIT VALUE (1)
Lowest	$23.57	$13.95	$57.29	$20.58	$19.01
Highest	$30.96	$21.33	$96.38	$27.05	$24.98

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

				VanEck VIP
				Emerging	VanEck VIP
		T. Rowe Price	T. Rowe Price	Markets	Global Resources
	T. Rowe Price	International	Mid-Cap	Initial Class	Initial Class
	Equity Income II	Stock	Growth	Shares	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$118,839	$23,242	$—	$24,714	$25,472
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(91,283)	(35,534)	(100,817)	(10,479)	(14,190)
Administrative expense	(6,331)	(2,393)	(6,912)	(706)	(917)
Net investment income (loss)	21,225	(14,685)	(107,729)	13,529	10,365
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,028,222	355,623	729,838	115,477	156,492
Cost of investments sold	929,999	374,341	656,768	164,611	154,632
Realized gains (losses) on fund shares	98,223	(18,718)	73,070	(49,134)	1,860
Realized gain distributions	263,970	—	435,763	—	—
Net realized gains (losses)	362,193	(18,718)	508,833	(49,134)	1,860
Change in unrealized gains (losses)	83,347	355,736	755,467	88,857	(65,758)
Net realized and change in unrealized gains
(losses) on investments	445,540	337,018	1,264,300	39,723	(63,898)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$466,765	$322,333	$1,156,571	$53,252	$(53,533)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Alger	Alger	Alger	Alger	Alger
	Capital	Capital	Growth	Large Cap	Mid Cap
	Appreciation -	Appreciation	& Income	Growth	Growth
	Class S	Class I-2	Class I-2	Class I-2	Class I-2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(32,874)	$(112,181)	$(3,618)	$(94,172)	$(124,349)
Net realized gains (losses)	(45,030)	(76,256)	218,828	(145,547)	(302,630)
Change in unrealized gains (losses)	798,991	2,730,922	557,370	1,928,953	1,971,104
Increase (decrease) in net assets from operations	721,087	2,542,485	772,580	1,689,234	1,544,125
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,034	35,444	9,580	14,891	18,466
Transfers for contract benefits and terminations	(69,452)	(726,968)	(195,848)	(565,112)	(936,616)
Loans-net	52	(4,319)	—	(4,057)	—
Contract maintenance charge	(678)	(3,528)	(1,594)	(3,298)	(3,948)
Transfers among the sub-accounts and with the
Fixed Account - net	(81,399)	(141,818)	(29,234)	(203,694)	(69,323)
Increase (decrease) in net assets from contract
transactions	(148,443)	(841,189)	(217,096)	(761,270)	(991,421)
INCREASE (DECREASE) IN NET ASSETS	572,644	1,701,296	555,484	927,964	552,704
NET ASSETS AT BEGINNING OF PERIOD	1,848,180	6,472,616	3,608,655	5,877,811	7,684,781
NET ASSETS AT END OF PERIOD	$2,420,824	$8,173,912	$4,164,139	$6,805,775	$8,237,485
UNITS OUTSTANDING
Units outstanding at beginning of period	40,251	145,777	110,207	397,138	403,615
Units issued	72	5,649	628	10,030	5,699
Units redeemed	(2,897)	(20,077)	(6,654)	(56,490)	(54,172)
Units outstanding at end of period	37,426	131,349	104,181	350,678	355,142

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Allspring VT
	Alger	Discovery			DWS
	Small Cap	SMID	Allspring VT	DWS	CROCI®
	Growth	Cap Growth	Opportunity	Core Equity VIP -	International VIP -
	Class I-2	Fund - 2	Class 2	Class A	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(39,710)	$(30,595)	$(47,108)	$(5,923)	$7,378
Net realized gains (losses)	(369,829)	(83,553)	275,824	58,837	(14,064)
Change in unrealized gains (losses)	772,382	448,059	450,755	161,992	71,288
Increase (decrease) in net assets from operations	362,843	333,911	679,471	214,906	64,602
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,091	7,184	6,227	2,274	936
Transfers for contract benefits and terminations	(416,421)	(188,057)	(352,516)	(84,218)	(49,123)
Loans-net	—	—	—	—	—
Contract maintenance charge	(1,425)	(1,159)	(1,552)	(342)	(154)
Transfers among the sub-accounts and with the
Fixed Account - net	(61,964)	8,261	(41,589)	(28,466)	(3,505)
Increase (decrease) in net assets from contract
transactions	(477,719)	(173,771)	(389,430)	(110,752)	(51,846)
INCREASE (DECREASE) IN NET ASSETS	(114,876)	160,140	290,041	104,154	12,756
NET ASSETS AT BEGINNING OF PERIOD	2,741,367	1,912,827	2,962,499	956,548	407,325
NET ASSETS AT END OF PERIOD	$2,626,491	$2,072,967	$3,252,540	$1,060,702	$420,081
UNITS OUTSTANDING
Units outstanding at beginning of period	114,992	50,449	88,600	32,445	45,776
Units issued	3,941	955	814	460	1,778
Units redeemed	(22,084)	(5,204)	(11,233)	(4,104)	(8,161)
Units outstanding at end of period	96,849	46,200	78,181	28,801	39,393
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

					Federated
	DWS	DWS	DWS	DWS	Hermes
	Equity	Global Income	Global	Small	Fund
	500 Index VIP -	Builder VIP -	Small Cap VIP -	Cap Index VIP -	US Govt
	Class B	Class A	Class A	Class B	Sec - Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,250)	$30,120	$(10,100)	$(1,219)	$33,353
Net realized gains (losses)	73,135	(26,893)	(50,472)	3,321	(65,817)
Change in unrealized gains (losses)	202,597	208,539	378,128	21,118	114,222
Increase (decrease) in net assets from operations	268,482	211,766	317,556	23,220	81,758
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	3,879	5,992	—	32,667
Transfers for contract benefits and terminations	(14,461)	(141,957)	(170,426)	(3,352)	(295,485)
Loans-net	—	—	—	—	(9)
Contract maintenance charge	—	(1,034)	(883)	—	(1,699)
Transfers among the sub-accounts and with the
Fixed Account - net	57,538	(110,594)	(7,326)	14,314	98,756
Increase (decrease) in net assets from contract
transactions	43,077	(249,706)	(172,643)	10,962	(165,770)
INCREASE (DECREASE) IN NET ASSETS	311,559	(37,940)	144,913	34,182	(84,012)
NET ASSETS AT BEGINNING OF PERIOD	1,131,188	1,770,930	1,500,067	154,335	3,210,376
NET ASSETS AT END OF PERIOD	$1,442,747	$1,732,990	$1,644,980	$188,517	$3,126,364
UNITS OUTSTANDING
Units outstanding at beginning of period	27,641	100,286	64,312	4,132	219,874
Units issued	1,256	886	570	362	9,142
Units redeemed	(352)	(14,318)	(7,058)	(86)	(20,834)
Units outstanding at end of period	28,545	86,854	57,824	4,408	208,182
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Federated
	Federated	Hermes
	Hermes	Managed
	High Income	Volatility	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Bond -	Fund II -	Asset Manager -	Asset Manager	Contrafund
	Class II	Class P	Initial Class	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$132,377	$5,384	$25,287	$5,326	$(97,319)
Net realized gains (losses)	(107,251)	(23,085)	25,336	10,261	580,112
Change in unrealized gains (losses)	285,452	90,941	256,610	89,777	1,538,955
Increase (decrease) in net assets from operations	310,578	73,240	307,233	105,364	2,021,748
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	17,260	691	11,145	10,521	27,099
Transfers for contract benefits and terminations	(478,450)	(66,278)	(141,930)	(159,837)	(1,038,805)
Loans-net	—	—	(1,002)	—	—
Contract maintenance charge	(1,428)	(483)	(1,199)	(582)	(5,814)
Transfers among the sub-accounts and with the
Fixed Account - net	(46,914)	(112,820)	(54,129)	(4,056)	(140,480)
Increase (decrease) in net assets from contract
transactions	(509,532)	(178,890)	(187,115)	(153,954)	(1,158,000)
INCREASE (DECREASE) IN NET ASSETS	(198,954)	(105,650)	120,118	(48,590)	863,748
NET ASSETS AT BEGINNING OF PERIOD	3,114,745	1,129,161	2,816,031	1,050,912	6,964,481
NET ASSETS AT END OF PERIOD	$2,915,791	$1,023,511	$2,936,149	$1,002,322	$7,828,229
UNITS OUTSTANDING
Units outstanding at beginning of period	122,752	55,229	104,344	55,768	179,787
Units issued	5,922	1,426	766	622	2,793
Units redeemed	(24,254)	(10,342)	(7,200)	(8,185)	(28,273)
Units outstanding at end of period	104,420	46,313	97,910	48,205	154,307
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

			Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Government	Government	Fidelity VIP
	Equity Income -	Equity-Income	Money Market -	Money Market -	Growth -
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$38,997	$5,270	$510,293	$173,868	$(240,752)
Net realized gains (losses)	455,595	174,840	—	—	1,608,188
Change in unrealized gains (losses)	415,006	185,594	—	—	3,852,138
Increase (decrease) in net assets from operations	909,598	365,704	510,293	173,868	5,219,574
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	14,677	3,627	54,103	5,321	36,802
Transfers for contract benefits and terminations	(1,637,880)	(592,358)	(1,835,951)	(898,013)	(2,072,833)
Loans-net	(1,311)	—	1,782	—	(5,440)
Contract maintenance charge	(4,467)	(2,673)	(16,950)	(7,348)	(6,555)
Transfers among the sub-accounts and with the
Fixed Account - net	(262,006)	31,905	1,205,667	505,741	(95,882)
Increase (decrease) in net assets from contract
transactions	(1,890,987)	(559,499)	(591,349)	(394,299)	(2,143,908)
INCREASE (DECREASE) IN NET ASSETS	(981,389)	(193,795)	(81,056)	(220,431)	3,075,666
NET ASSETS AT BEGINNING OF PERIOD	11,519,460	4,649,363	16,188,641	5,964,690	16,107,028
NET ASSETS AT END OF PERIOD	$10,538,071	$4,455,568	$16,107,585	$5,744,259	$19,182,694
UNITS OUTSTANDING
Units outstanding at beginning of period	241,123	171,713	1,567,923	648,408	372,157
Units issued	5,332	3,119	341,635	68,835	13,215
Units redeemed	(40,600)	(23,352)	(375,640)	(111,483)	(44,776)
Units outstanding at end of period	205,855	151,480	1,533,918	605,760	340,596
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

				Fidelity VIP II
	Fidelity VIP	Fidelity VIP II	Fidelity VIP II	Investment	Fidelity VIP
	Growth	Contrafund -	Index 500 -	Grade Bond -	Index 500
	Service Class 2	Initial Class	Initial Class	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(72,574)	$(259,874)	$(7,720)	$34,907	$(30,624)
Net realized gains (losses)	338,805	1,754,685	1,609,469	(115,222)	1,079,593
Change in unrealized gains (losses)	1,108,956	5,436,156	2,874,129	255,527	995,019
Increase (decrease) in net assets from operations	1,375,187	6,930,967	4,475,878	175,212	2,043,988
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,234	69,172	53,213	5,614	26,753
Transfers for contract benefits and terminations	(468,096)	(2,408,912)	(2,038,026)	(552,488)	(1,369,147)
Loans-net	—	(4,606)	—	—	—
Contract maintenance charge	(1,176)	(9,277)	(8,252)	(4,921)	(7,447)
Transfers among the sub-accounts and with the
Fixed Account - net	(16,732)	(166,783)	(21,630)	118,706	(263,810)
Increase (decrease) in net assets from contract
transactions	(484,770)	(2,520,406)	(2,014,695)	(433,089)	(1,613,651)
INCREASE (DECREASE) IN NET ASSETS	890,417	4,410,561	2,461,183	(257,877)	430,337
NET ASSETS AT BEGINNING OF PERIOD	4,299,101	22,998,520	19,522,068	4,294,031	9,355,055
NET ASSETS AT END OF PERIOD	$5,189,518	$27,409,081	$21,983,251	$4,036,154	$9,785,392
UNITS OUTSTANDING
Units outstanding at beginning of period	98,489	459,346	575,745	319,676	271,338
Units issued	915	8,283	9,939	13,469	3,124
Units redeemed	(11,127)	(46,639)	(65,169)	(45,135)	(45,818)
Units outstanding at end of period	88,277	420,990	520,515	288,010	228,644
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

			Goldman Sachs	Goldman Sachs	Goldman Sachs
			VIT International	VIT Mid	VIT Small Cap
	Fidelity VIP	Fidelity VIP	Equity Insights -	Cap Value -	Equity Insights -
	Overseas -	Overseas -	Institutional	Institutional	Institutional
	Initial Class	Service Class 2	Class	Class	Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(18,187)	$(30,470)	$3,591	$(5,461)	$(1,376)
Net realized gains (losses)	103,087	148,019	(2,877)	14,199	(4,985)
Change in unrealized gains (losses)	516,294	577,246	47,781	85,553	51,316
Increase (decrease) in net assets from operations	601,194	694,795	48,495	94,291	44,955
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	29,622	10,430	—	1,210	—
Transfers for contract benefits and terminations	(374,861)	(459,069)	(39,716)	(202,411)	(41,616)
Loans-net	—	—	—	—	—
Contract maintenance charge	(1,309)	(3,645)	(115)	(984)	(137)
Transfers among the sub-accounts and with the
Fixed Account - net	9,655	(87,378)	(13,470)	64,726	(2,935)
Increase (decrease) in net assets from contract
transactions	(336,893)	(539,662)	(53,301)	(137,459)	(44,688)
INCREASE (DECREASE) IN NET ASSETS	264,301	155,133	(4,806)	(43,168)	267
NET ASSETS AT BEGINNING OF PERIOD	3,383,367	3,935,744	307,783	1,002,907	282,825
NET ASSETS AT END OF PERIOD	$3,647,668	$4,090,877	$302,977	$959,739	$283,092
UNITS OUTSTANDING
Units outstanding at beginning of period	183,910	214,150	23,573	67,548	7,075
Units issued	8,422	8,708	141	6,367	355
Units redeemed	(24,553)	(34,917)	(3,874)	(15,034)	(1,430)
Units outstanding at end of period	167,779	187,941	19,840	58,881	6,000
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco
	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	International	American	American	Invesco V.I.	Invesco V.I.
	Growth	Franchise	Franchise	American Value	American Value
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,824)	$(4,615)	$(6,644)	$(81,795)	$(13,540)
Net realized gains (losses)	(2,077)	6,000	8,151	1,843,518	178,699
Change in unrealized gains (losses)	113,469	84,603	132,851	(556,661)	(19,579)
Increase (decrease) in net assets from operations	103,568	85,988	134,358	1,205,062	145,580
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	900	—	180	8,275	800
Transfers for contract benefits and terminations	(57,755)	(7,134)	(36,404)	(715,368)	(281,964)
Loans-net	—	—	—	—	—
Contract maintenance charge	(145)	—	(204)	(2,542)	(1,084)
Transfers among the sub-accounts and with the
Fixed Account - net	(11,082)	(1,708)	(3,516)	(142,870)	(20,567)
Increase (decrease) in net assets from contract
transactions	(68,082)	(8,842)	(39,944)	(852,505)	(302,815)
INCREASE (DECREASE) IN NET ASSETS	35,486	77,146	94,414	352,557	(157,235)
NET ASSETS AT BEGINNING OF PERIOD	595,665	227,645	363,971	9,384,082	1,285,435
NET ASSETS AT END OF PERIOD	$631,151	$304,791	$458,385	$9,736,639	$1,128,200
UNITS OUTSTANDING
Units outstanding at beginning of period	27,398	10,380	15,212	258,206	128,059
Units issued	904	19	219	6,720	2,623
Units redeemed	(3,738)	(352)	(1,582)	(29,162)	(31,652)
Units outstanding at end of period	24,564	10,047	13,849	235,764	99,030
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Invesco V.I.		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Discovery Mid	Invesco V.I.	Government	Growth
	Core Equity Fund -	Cap Growth	Global	Securities	and Income
	Series II	Series II	Series II	Series II	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,516)	$(46,455)	$(35,344)	$2,641	$(23,150)
Net realized gains (losses)	14,101	(108,297)	256,073	(27,849)	1,085,215
Change in unrealized gains (losses)	162,832	486,915	406,445	49,880	(234,465)
Increase (decrease) in net assets from operations	167,417	332,163	627,174	24,672	827,600
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,164	11,657	10,303	820	8,005
Transfers for contract benefits and terminations	(95,222)	(253,007)	(461,600)	(156,220)	(1,143,548)
Loans-net	—	—	105	—	625
Contract maintenance charge	(835)	(1,658)	(1,059)	(1,437)	(5,067)
Transfers among the sub-accounts and with the
Fixed Account - net	(55,976)	19,821	(131,401)	23,793	45,484
Increase (decrease) in net assets from contract
transactions	(149,869)	(223,187)	(583,652)	(133,044)	(1,094,501)
INCREASE (DECREASE) IN NET ASSETS	17,548	108,976	43,522	(108,372)	(266,901)
NET ASSETS AT BEGINNING OF PERIOD	851,348	3,123,707	2,194,787	970,729	8,542,816
NET ASSETS AT END OF PERIOD	$868,896	$3,232,683	$2,238,309	$862,357	$8,275,915
UNITS OUTSTANDING
Units outstanding at beginning of period	39,414	204,028	81,364	91,969	283,756
Units issued	268	7,381	580	2,704	8,777
Units redeemed	(6,486)	(22,558)	(19,189)	(15,206)	(43,839)
Units outstanding at end of period	33,196	188,851	62,755	79,467	248,694
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Invesco V.I.	Invesco V.I.	Janus Henderson	Janus Henderson
	Invesco V.I.	Main Street	Main Street	VIT Balanced	VIT Balanced
	High Yield Fund -	Mid Cap	Small Cap	Institutional	Service
	Series I	Series II	Series II	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$13,155	$(30,442)	$(65,899)	$94,495	$4,270
Net realized gains (losses)	(6,542)	(64,333)	148,456	411,120	105,450
Change in unrealized gains (losses)	23,334	334,169	1,403,782	1,408,224	122,007
Increase (decrease) in net assets from operations	29,947	239,394	1,486,339	1,913,839	231,727
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	4,906	25,726	33,353	610
Transfers for contract benefits and terminations	(39,045)	(191,494)	(949,866)	(975,761)	(184,767)
Loans-net	—	—	—	(1,457)	157
Contract maintenance charge	(73)	(1,692)	(5,049)	(6,449)	(1,343)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,420)	(19,107)	(97,384)	(16,821)	9,389
Increase (decrease) in net assets from contract
transactions	(41,538)	(207,387)	(1,026,573)	(967,135)	(175,954)
INCREASE (DECREASE) IN NET ASSETS	(11,591)	32,007	459,766	946,704	55,773
NET ASSETS AT BEGINNING OF PERIOD	377,473	2,025,803	9,932,109	14,408,759	1,823,022
NET ASSETS AT END OF PERIOD	$365,882	$2,057,810	$10,391,875	$15,355,463	$1,878,795
UNITS OUTSTANDING
Units outstanding at beginning of period	20,462	82,080	262,706	324,245	60,337
Units issued	142	2,598	5,452	5,075	4,444
Units redeemed	(2,372)	(10,417)	(31,624)	(23,721)	(9,945)
Units outstanding at end of period	18,232	74,261	236,534	305,599	54,836

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

					Janus Henderson
	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	VIT Global
	VIT Enterprise	VIT Flexible Bond	VIT Forty	VIT Forty	Research
	Institutional	Institutional	Institutional	Service	Institutional
	Shares	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(185,422)	$95,831	$(21,765)	$(23,846)	$(44,076)
Net realized gains (losses)	1,362,317	(75,764)	24,118	3,649	657,756
Change in unrealized gains (losses)	1,027,824	113,400	498,006	534,710	1,269,069
Increase (decrease) in net assets from operations	2,204,719	133,467	500,359	514,513	1,882,749
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	30,579	9,930	—	490	12,259
Transfers for contract benefits and terminations	(1,058,164)	(337,867)	(149,665)	(118,604)	(879,728)
Loans-net	—	(757)	—	—	—
Contract maintenance charge	(6,485)	(1,224)	(209)	(1,111)	(3,712)
Transfers among the sub-accounts and with the
Fixed Account - net	(408,300)	226,819	(74,015)	(35,980)	(112,890)
Increase (decrease) in net assets from contract
transactions	(1,442,370)	(103,099)	(223,889)	(155,205)	(984,071)
INCREASE (DECREASE) IN NET ASSETS	762,349	30,368	276,470	359,308	898,678
NET ASSETS AT BEGINNING OF PERIOD	14,117,116	3,455,051	1,406,610	1,430,415	7,942,283
NET ASSETS AT END OF PERIOD	$14,879,465	$3,485,419	$1,683,080	$1,789,723	$8,840,961
UNITS OUTSTANDING
Units outstanding at beginning of period	249,618	165,234	28,321	30,010	291,157
Units issued	1,854	12,810	16	15	5,730
Units redeemed	(23,639)	(17,088)	(3,669)	(2,724)	(29,093)
Units outstanding at end of period	227,833	160,956	24,668	27,301	267,794
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Janus Henderson	Janus Henderson
	VIT Global	VIT Mid	Janus Henderson	Janus Henderson	Lazard Retirement
	Research	Cap Value	VIT Overseas	VIT Research	Series Emerging
	Service	Service	Service	Institutional	Market Equity
	Shares	Shares	Shares	Shares	Service Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,144)	$(14,246)	$(1,323)	$(126,417)	$22,275
Net realized gains (losses)	19,212	77,205	45,625	433,131	1,938
Change in unrealized gains (losses)	51,449	148,920	95,127	3,110,060	101,239
Increase (decrease) in net assets from operations	68,517	211,879	139,429	3,416,774	125,452
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	80	2,813	7,300	25,936	—
Transfers for contract benefits and terminations	(30,893)	(260,910)	(111,134)	(1,475,815)	(48,789)
Loans-net	—	52	105	—	—
Contract maintenance charge	(91)	(2,443)	(1,095)	(4,843)	(189)
Transfers among the sub-accounts and with the
Fixed Account - net	4,811	(25,280)	(182,897)	(83,020)	(2,580)
Increase (decrease) in net assets from contract
transactions	(26,093)	(285,768)	(287,721)	(1,537,742)	(51,558)
INCREASE (DECREASE) IN NET ASSETS	42,424	(73,889)	(148,292)	1,879,032	73,894
NET ASSETS AT BEGINNING OF PERIOD	299,540	2,519,996	1,682,990	8,762,990	635,463
NET ASSETS AT END OF PERIOD	$341,964	$2,446,107	$1,534,698	$10,642,022	$709,357
UNITS OUTSTANDING
Units outstanding at beginning of period	14,497	82,847	115,431	219,126	18,811
Units issued	361	789	4,608	6,885	64
Units redeemed	(1,599)	(10,190)	(24,197)	(29,374)	(1,477)
Units outstanding at end of period	13,259	73,446	95,842	196,637	17,398
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Legg Mason	Legg Mason
		Partners	Partners
	Lazard Retirement	Clearbridge	Western Asset	LVIP JPMorgan
	Series International	Variable Large	Variable Global	Small Cap	MFS VIT
	Equity Portfolio -	Cap Value -	High Yield Bond	Core Fund -	Growth
	Service Class	Class I	Class II	Standard Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(170)	$(9,927)	$99,028	$(624)	$(39,895)
Net realized gains (losses)	(2,226)	353,883	(107,690)	4,617	237,783
Change in unrealized gains (losses)	19,193	183,115	233,482	51,344	551,767
Increase (decrease) in net assets from operations	16,797	527,071	224,820	55,337	749,655
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	2,783	5,295	—	4,505
Transfers for contract benefits and terminations	(7,006)	(427,300)	(295,367)	(44,996)	(146,560)
Loans-net	—	—	—	—	—
Contract maintenance charge	(47)	(1,315)	(3,681)	(222)	(1,242)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,026)	(5,894)	37,907	(19,431)	(72,755)
Increase (decrease) in net assets from contract
transactions	(9,079)	(431,726)	(255,846)	(64,649)	(216,052)
INCREASE (DECREASE) IN NET ASSETS	7,718	95,345	(31,026)	(9,312)	533,603
NET ASSETS AT BEGINNING OF PERIOD	121,844	4,249,652	2,920,349	529,365	2,297,895
NET ASSETS AT END OF PERIOD	$129,562	$4,344,997	$2,889,323	$520,053	$2,831,498
UNITS OUTSTANDING
Units outstanding at beginning of period	8,659	139,856	170,102	14,132	71,860
Units issued	1	3,348	7,380	34	338
Units redeemed	(608)	(16,540)	(22,109)	(1,692)	(7,670)
Units outstanding at end of period	8,052	126,664	155,373	12,474	64,528
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

				MFS VIT
				Massachusetts
	MFS VIT	MFS VIT	MFS VIT	Investors	MFS VIT
	High Yield	Investors Trust	Investors Trust	Growth Stock	New Discovery
	Service Class	Initial Class	Service Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$41,540	$(11,225)	$(4,253)	$(31,141)	$(67,425)
Net realized gains (losses)	(20,770)	96,065	36,103	117,852	(166,918)
Change in unrealized gains (losses)	87,559	139,034	28,115	326,833	755,038
Increase (decrease) in net assets from operations	108,329	223,874	59,965	413,544	520,695
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,955	483	700	2,590	42,661
Transfers for contract benefits and terminations	(65,296)	(37,083)	(62,084)	(374,493)	(314,905)
Loans-net	—	—	—	—	—
Contract maintenance charge	(1,012)	(719)	(320)	(2,126)	(1,516)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,659)	(36,110)	10,061	(148,025)	46,488
Increase (decrease) in net assets from contract
transactions	(67,012)	(73,429)	(51,643)	(522,054)	(227,272)
INCREASE (DECREASE) IN NET ASSETS	41,317	150,445	8,322	(108,510)	293,423
NET ASSETS AT BEGINNING OF PERIOD	1,056,023	1,357,010	390,421	2,136,073	4,207,168
NET ASSETS AT END OF PERIOD	$1,097,340	$1,507,455	$398,743	$2,027,563	$4,500,591
UNITS OUTSTANDING
Units outstanding at beginning of period	61,810	44,245	11,603	56,057	110,603
Units issued	1,139	93	336	671	3,869
Units redeemed	(4,909)	(2,173)	(1,796)	(13,108)	(7,782)
Units outstanding at end of period	58,040	42,165	10,143	43,620	106,690
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	New Discovery	Research	Total Return	Total Return	Utilities
	Service Class	Initial Class	Initial Class	Service Class	Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(19,886)	$(8,322)	$19,409	$4,070	$12,831
Net realized gains (losses)	(100,528)	50,263	185,776	74,844	58,002
Change in unrealized gains (losses)	274,510	113,612	135,851	51,000	(104,916)
Increase (decrease) in net assets from operations	154,096	155,553	341,036	129,914	(34,083)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	60	1,843	24,352	2,829	80
Transfers for contract benefits and terminations	(134,098)	(30,591)	(183,147)	(110,963)	(109,353)
Loans-net	(4,509)	—	—	—	—
Contract maintenance charge	(475)	(378)	(1,544)	(1,882)	(283)
Transfers among the sub-accounts and with the
Fixed Account - net	(10,215)	3,221	(79,871)	24,674	(1,626)
Increase (decrease) in net assets from contract
transactions	(149,237)	(25,905)	(240,210)	(85,342)	(111,182)
INCREASE (DECREASE) IN NET ASSETS	4,859	129,648	100,826	44,572	(145,265)
NET ASSETS AT BEGINNING OF PERIOD	1,293,016	763,182	4,110,101	1,574,653	810,173
NET ASSETS AT END OF PERIOD	$1,297,875	$892,830	$4,210,927	$1,619,225	$664,908
UNITS OUTSTANDING
Units outstanding at beginning of period	39,382	23,368	144,786	72,954	16,625
Units issued	950	198	2,352	3,200	373
Units redeemed	(5,153)	(828)	(10,229)	(7,088)	(2,855)
Units outstanding at end of period	35,179	22,738	136,909	69,066	14,143
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

					Morgan Stanley
	MFS VIT	Morgan Stanley	Morgan Stanley	Morgan Stanley	VIF U.S.
	Value	VIF Discovery	VIF Growth	VIF Growth	Real Estate
	Service Class	Class I	Class I	Class II	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(767)	$(7,418)	$(88,052)	$(7,722)	$10,733
Net realized gains (losses)	85,795	(85,321)	(390,997)	(87,038)	(79,646)
Change in unrealized gains (losses)	(28,021)	281,692	2,636,606	290,944	394,921
Increase (decrease) in net assets from operations	57,007	188,953	2,157,557	196,184	326,008
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	700	83	243	—	5,507
Transfers for contract benefits and terminations	(65,628)	(38,004)	(295,743)	(42,984)	(332,295)
Loans-net	—	—	—	—	52
Contract maintenance charge	(979)	(301)	(811)	(178)	(3,400)
Transfers among the sub-accounts and with the
Fixed Account - net	25,049	(5,466)	(10,999)	(17,392)	4,221
Increase (decrease) in net assets from contract
transactions	(40,858)	(43,688)	(307,310)	(60,554)	(325,915)
INCREASE (DECREASE) IN NET ASSETS	16,149	145,265	1,850,247	135,630	93
NET ASSETS AT BEGINNING OF PERIOD	976,285	472,312	4,763,142	461,374	2,750,710
NET ASSETS AT END OF PERIOD	$992,434	$617,577	$6,613,389	$597,004	$2,750,803
UNITS OUTSTANDING
Units outstanding at beginning of period	28,212	16,059	113,429	11,853	124,984
Units issued	1,694	109	1,674	50	3,608
Units redeemed	(2,904)	(1,411)	(7,471)	(1,427)	(17,339)
Units outstanding at end of period	27,002	14,757	107,632	10,476	111,253
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	PIMCO VIT
	International
	Bond (U.S.	PIMCO VIT	PIMCO VIT		Putnam VT
	Dollar-Hedged)	Real Return	Total Return	Putnam VT	International
	Institutional	Institutional	Institutional	High Yield	Value
	Class	Class	Class	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$35,996	$47,806	$230,002	$22,056	$(321)
Net realized gains (losses)	26,031	(51,199)	(404,281)	(21,175)	3,462
Change in unrealized gains (losses)	181,663	70,965	646,886	55,241	165,795
Increase (decrease) in net assets from operations	243,690	67,572	472,607	56,122	168,936
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	23,031	3,328	27,925	80	3,926
Transfers for contract benefits and terminations	(494,592)	(333,376)	(1,731,171)	(68,022)	(70,386)
Loans-net	105	105	4,105	—	—
Contract maintenance charge	(3,489)	(4,878)	(7,271)	(184)	(374)
Transfers among the sub-accounts and with the
Fixed Account - net	141,318	130,892	166,357	(3,790)	(27,671)
Increase (decrease) in net assets from contract
transactions	(333,627)	(203,929)	(1,540,055)	(71,916)	(94,505)
INCREASE (DECREASE) IN NET ASSETS	(89,937)	(136,357)	(1,067,448)	(15,794)	74,431
NET ASSETS AT BEGINNING OF PERIOD	3,570,666	3,412,322	12,047,412	580,603	1,016,459
NET ASSETS AT END OF PERIOD	$3,480,729	$3,275,965	$10,979,964	$564,809	$1,090,890
UNITS OUTSTANDING
Units outstanding at beginning of period	218,128	236,791	756,773	24,495	56,450
Units issued	13,094	11,735	28,028	1,043	9,798
Units redeemed	(33,099)	(25,808)	(120,275)	(3,974)	(14,331)
Units outstanding at end of period	198,123	222,718	664,526	21,564	51,917
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Rydex VT
	Guggenheim		T. Rowe Price	T. Rowe Price
	Long Short	Rydex VT	All-Cap	Blue Chip	T. Rowe Price
	Equity	NASDAQ-100®	Opportunities	Growth II	Equity Income
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,357)	$(16,544)	$(54,814)	$(76,613)	$34,722
Net realized gains (losses)	7,606	58,975	349,847	472,894	327,885
Change in unrealized gains (losses)	23,127	380,586	734,571	1,484,184	139,656
Increase (decrease) in net assets from operations	27,376	423,017	1,029,604	1,880,465	502,263
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	810	—	55,465	6,552	47,230
Transfers for contract benefits and terminations	(37,942)	(100,931)	(214,191)	(774,583)	(569,715)
Loans-net	—	—	—	—	625
Contract maintenance charge	(229)	(152)	(856)	(4,073)	(2,358)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,858)	(8,288)	(99,945)	(658,118)	120,491
Increase (decrease) in net assets from contract
transactions	(39,219)	(109,371)	(259,527)	(1,430,222)	(403,727)
INCREASE (DECREASE) IN NET ASSETS	(11,843)	313,646	770,077	450,243	98,536
NET ASSETS AT BEGINNING OF PERIOD	268,229	870,013	3,892,798	4,605,758	6,741,446
NET ASSETS AT END OF PERIOD	$256,386	$1,183,659	$4,662,875	$5,056,001	$6,839,982
UNITS OUTSTANDING
Units outstanding at beginning of period	17,624	29,014	85,435	135,449	182,683
Units issued	174	30	4,089	1,282	6,389
Units redeemed	(2,695)	(2,567)	(9,086)	(35,312)	(16,891)
Units outstanding at end of period	15,103	26,477	80,438	101,419	172,181
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

				VanEck VIP
				Emerging	VanEck VIP
		T. Rowe Price	T. Rowe Price	Markets	Global Resources
	T. Rowe Price	International	Mid-Cap	Initial Class	Initial Class
	Equity Income II	Stock	Growth	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$21,225	$(14,685)	$(107,729)	$13,529	$10,365
Net realized gains (losses)	362,193	(18,718)	508,833	(49,134)	1,860
Change in unrealized gains (losses)	83,347	355,736	755,467	88,857	(65,758)
Increase (decrease) in net assets from operations	466,765	322,333	1,156,571	53,252	(53,533)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	7,032	41,522	17,626	4,990	4,427
Transfers for contract benefits and terminations	(752,171)	(187,368)	(554,998)	(84,068)	(108,451)
Loans-net	—	—	—	105	105
Contract maintenance charge	(5,541)	(574)	(2,994)	(488)	(564)
Transfers among the sub-accounts and with the
Fixed Account - net	126,600	(93,656)	(45,027)	(18,510)	(19,996)
Increase (decrease) in net assets from contract
transactions	(624,080)	(240,076)	(585,393)	(97,971)	(124,479)
INCREASE (DECREASE) IN NET ASSETS	(157,315)	82,257	571,178	(44,719)	(178,012)
NET ASSETS AT BEGINNING OF PERIOD	6,555,382	2,358,174	6,672,459	738,080	1,030,646
NET ASSETS AT END OF PERIOD	$6,398,067	$2,440,431	$7,243,637	$693,361	$852,634
UNITS OUTSTANDING
Units outstanding at beginning of period	236,852	158,813	111,876	30,887	41,515
Units issued	11,543	5,412	813	293	757
Units redeemed	(33,865)	(19,423)	(9,750)	(4,278)	(5,975)
Units outstanding at end of period	214,530	144,802	102,939	26,902	36,297

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Alger	Alger	Alger	Alger	Alger
	Capital	Capital	Growth	Large Cap	Mid Cap
	Appreciation -	Appreciation	& Income	Growth	Growth
	Class S	Class I-2	Class I-2	Class I-2	Class I-2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(34,408)	$(117,578)	$(3,857)	$(86,471)	$(120,777)
Net realized gains (losses)	159,646	503,864	489,262	294,937	105,930
Change in unrealized gains (losses)	(1,263,717)	(4,456,699)	(1,252,577)	(3,016,550)	(3,679,195)
Increase (decrease) in net assets from operations	(1,138,479)	(4,070,413)	(767,172)	(2,808,084)	(3,694,042)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,081	40,361	9,730	14,138	29,208
Transfers for contract benefits and terminations	(40,972)	(565,623)	(418,657)	(312,882)	(669,204)
Loans-net	52	595	—	595	449
Contract maintenance charge	(720)	(3,721)	(1,706)	(3,230)	(3,904)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,631)	51,623	(144,059)	2,832,602	2,715,722
Increase (decrease) in net assets from contract
transactions	(42,190)	(476,765)	(554,692)	2,531,223	2,072,271
INCREASE (DECREASE) IN NET ASSETS	(1,180,669)	(4,547,178)	(1,321,864)	(276,861)	(1,621,771)
NET ASSETS AT BEGINNING OF PERIOD	3,028,849	11,019,794	4,930,519	6,154,672	9,306,552
NET ASSETS AT END OF PERIOD	$1,848,180	$6,472,616	$3,608,655	$5,877,811	$7,684,781
UNITS OUTSTANDING
Units outstanding at beginning of period	41,113	154,100	125,806	133,104	183,757
Units issued	1,291	8,676	854	286,115	258,159
Units redeemed	(2,153)	(16,999)	(16,453)	(22,081)	(38,301)
Units outstanding at end of period	40,251	145,777	110,207	397,138	403,615

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Allspring VT
	Alger	Discovery			DWS
	Small Cap	SMID	Allspring VT	DWS	CROCI®
	Growth	Cap Growth	Opportunity	Core Equity VIP -	International VIP -
	Class I-2	Fund - 2	Class 2	Class A	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(49,379)	$(34,918)	$(49,786)	$(7,720)	$7,140
Net realized gains (losses)	410,108	740,030	661,200	149,774	(11,543)
Change in unrealized gains (losses)	(2,176,996)	(1,991,685)	(1,485,141)	(341,716)	(68,781)
Increase (decrease) in net assets from operations	(1,816,267)	(1,286,573)	(873,727)	(199,662)	(73,184)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,346	8,446	6,135	1,746	1,024
Transfers for contract benefits and terminations	(248,632)	(210,331)	(203,645)	(87,388)	(29,155)
Loans-net	279	—	598	279	—
Contract maintenance charge	(1,649)	(1,279)	(1,638)	(405)	(160)
Transfers among the sub-accounts and with the
Fixed Account - net	57,102	(7,492)	(7,116)	86,370	(11,243)
Increase (decrease) in net assets from contract
transactions	(189,554)	(210,656)	(205,666)	602	(39,534)
INCREASE (DECREASE) IN NET ASSETS	(2,005,821)	(1,497,229)	(1,079,393)	(199,060)	(112,718)
NET ASSETS AT BEGINNING OF PERIOD	4,747,188	3,410,056	4,041,892	1,155,608	520,043
NET ASSETS AT END OF PERIOD	$2,741,367	$1,912,827	$2,962,499	$956,548	$407,325
UNITS OUTSTANDING
Units outstanding at beginning of period	121,467	55,132	94,198	32,763	49,382
Units issued	3,880	1,721	402	3,519	957
Units redeemed	(10,355)	(6,404)	(6,000)	(3,837)	(4,563)
Units outstanding at end of period	114,992	50,449	88,600	32,445	45,776
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

					Federated
	DWS	DWS	DWS	DWS	Hermes
	Equity	Global Income	Global	Small	Fund
	500 Index VIP -	Builder VIP -	Small Cap VIP -	Cap Index VIP -	US Govt
	Class B	Class A	Class A	Class B	Sec - Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,663)	$31,380	$(16,516)	$(1,614)	$13,993
Net realized gains (losses)	99,378	161,503	267,538	29,807	(69,931)
Change in unrealized gains (losses)	(378,674)	(590,649)	(770,482)	(74,126)	(483,437)
Increase (decrease) in net assets from operations	(287,959)	(397,766)	(519,460)	(45,933)	(539,375)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,417	2,965	—	8,923
Transfers for contract benefits and terminations	(48,700)	(368,957)	(97,026)	(11,872)	(246,301)
Loans-net	—	—	—	—	—
Contract maintenance charge	—	(1,030)	(990)	—	(1,844)
Transfers among the sub-accounts and with the
Fixed Account - net	(16,004)	24,625	(23,325)	171	20,560
Increase (decrease) in net assets from contract
transactions	(64,704)	(343,945)	(118,376)	(11,701)	(218,662)
INCREASE (DECREASE) IN NET ASSETS	(352,663)	(741,711)	(637,836)	(57,634)	(758,037)
NET ASSETS AT BEGINNING OF PERIOD	1,483,851	2,512,641	2,137,903	211,969	3,968,413
NET ASSETS AT END OF PERIOD	$1,131,188	$1,770,930	$1,500,067	$154,335	$3,210,376
UNITS OUTSTANDING
Units outstanding at beginning of period	29,073	118,929	68,256	4,421	234,948
Units issued	46	1,999	1,496	10	14,625
Units redeemed	(1,478)	(20,642)	(5,440)	(299)	(29,699)
Units outstanding at end of period	27,641	100,286	64,312	4,132	219,874
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Federated
	Federated	Hermes
	Hermes	Managed
	High Income	Volatility	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Bond -	Fund II -	Asset Manager -	Asset Manager	Contrafund
	Class II	Class P	Initial Class	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$145,531	$5,420	$17,404	$1,186	$(102,852)
Net realized gains (losses)	(116,840)	281,698	223,368	94,729	665,911
Change in unrealized gains (losses)	(547,627)	(496,674)	(830,035)	(341,140)	(3,435,251)
Increase (decrease) in net assets from operations	(518,936)	(209,556)	(589,263)	(245,225)	(2,872,192)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	9,750	691	9,827	8,719	38,602
Transfers for contract benefits and terminations	(343,206)	(230,291)	(402,276)	(184,243)	(999,803)
Loans-net	—	—	—	—	—
Contract maintenance charge	(1,673)	(558)	(1,294)	(700)	(5,945)
Transfers among the sub-accounts and with the
Fixed Account - net	(180,033)	93,370	(183,903)	(91,016)	99,022
Increase (decrease) in net assets from contract
transactions	(515,162)	(136,788)	(577,646)	(267,240)	(868,124)
INCREASE (DECREASE) IN NET ASSETS	(1,034,098)	(346,344)	(1,166,909)	(512,465)	(3,740,316)
NET ASSETS AT BEGINNING OF PERIOD	4,148,843	1,475,505	3,982,940	1,563,377	10,704,797
NET ASSETS AT END OF PERIOD	$3,114,745	$1,129,161	$2,816,031	$1,050,912	$6,964,481
UNITS OUTSTANDING
Units outstanding at beginning of period	141,863	59,873	126,981	69,527	200,104
Units issued	14,641	6,807	2,169	883	5,509
Units redeemed	(33,752)	(11,451)	(24,806)	(14,642)	(25,826)
Units outstanding at end of period	122,752	55,229	104,344	55,768	179,787
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

			Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Government	Government	Fidelity VIP
	Equity Income -	Equity-Income	Money Market -	Money Market -	Growth -
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$50,173	$1,490	$(24,998)	$(24,477)	$(157,053)
Net realized gains (losses)	516,192	278,517	—	—	1,639,987
Change in unrealized gains (losses)	(1,395,155)	(686,243)	—	—	(7,197,958)
Increase (decrease) in net assets from operations	(828,790)	(406,236)	(24,998)	(24,477)	(5,715,024)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	18,004	4,327	54,562	7,336	42,601
Transfers for contract benefits and terminations	(751,349)	(774,043)	(2,045,818)	(780,336)	(891,872)
Loans-net	—	2,712	3,586	—	1,323
Contract maintenance charge	(4,879)	(3,107)	(18,520)	(8,502)	(6,908)
Transfers among the sub-accounts and with the
Fixed Account - net	87,832	(340,099)	3,031,985	(302,478)	50,899
Increase (decrease) in net assets from contract
transactions	(650,392)	(1,110,210)	1,025,795	(1,083,980)	(803,957)
INCREASE (DECREASE) IN NET ASSETS	(1,479,182)	(1,516,446)	1,000,797	(1,108,457)	(6,518,981)
NET ASSETS AT BEGINNING OF PERIOD	12,998,642	6,165,809	15,187,844	7,073,147	22,626,009
NET ASSETS AT END OF PERIOD	$11,519,460	$4,649,363	$16,188,641	$5,964,690	$16,107,028
UNITS OUTSTANDING
Units outstanding at beginning of period	255,507	213,157	1,483,333	766,784	384,664
Units issued	11,199	1,279	1,339,953	84,105	8,570
Units redeemed	(25,583)	(42,723)	(1,255,363)	(202,481)	(21,077)
Units outstanding at end of period	241,123	171,713	1,567,923	648,408	372,157
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

				Fidelity VIP II
	Fidelity VIP	Fidelity VIP II	Fidelity VIP II	Investment	Fidelity VIP
	Growth	Contrafund -	Index 500 -	Grade Bond -	Index 500
	Service Class 2	Initial Class	Initial Class	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(59,029)	$(260,382)	$(19,081)	$20,920	$(37,307)
Net realized gains (losses)	526,627	1,933,073	1,755,367	166,314	817,297
Change in unrealized gains (losses)	(2,060,482)	(10,871,619)	(6,832,422)	(986,268)	(3,186,709)
Increase (decrease) in net assets from operations	(1,592,884)	(9,198,928)	(5,096,136)	(799,034)	(2,406,719)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,650	116,144	118,175	8,908	28,801
Transfers for contract benefits and terminations	(492,429)	(1,900,521)	(2,202,628)	(572,236)	(932,224)
Loans-net	—	1,558	—	2,170	30,502
Contract maintenance charge	(1,236)	(9,922)	(8,920)	(5,482)	(8,220)
Transfers among the sub-accounts and with the
Fixed Account - net	(7,211)	(227,041)	(158,768)	(82,452)	1,591
Increase (decrease) in net assets from contract
transactions	(499,226)	(2,019,782)	(2,252,141)	(649,092)	(879,550)
INCREASE (DECREASE) IN NET ASSETS	(2,092,110)	(11,218,710)	(7,348,277)	(1,448,126)	(3,286,269)
NET ASSETS AT BEGINNING OF PERIOD	6,391,211	34,217,230	26,870,345	5,742,157	12,641,324
NET ASSETS AT END OF PERIOD	$4,299,101	$22,998,520	$19,522,068	$4,294,031	$9,355,055
UNITS OUTSTANDING
Units outstanding at beginning of period	108,905	493,919	642,644	365,065	294,637
Units issued	1,715	6,844	11,646	12,913	7,804
Units redeemed	(12,131)	(41,417)	(78,545)	(58,302)	(31,103)
Units outstanding at end of period	98,489	459,346	575,745	319,676	271,338
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

			Goldman Sachs	Goldman Sachs	Goldman Sachs
			VIT International	VIT Mid	VIT Small Cap
	Fidelity VIP	Fidelity VIP	Equity Insights -	Cap Value -	Equity Insights -
	Overseas -	Overseas -	Institutional	Institutional	Institutional
	Initial Class	Service Class 2	Class	Class	Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(17,447)	$(29,657)	$5,272	$(9,972)	$(3,607)
Net realized gains (losses)	82,025	107,669	(11,082)	165,720	430
Change in unrealized gains (losses)	(1,266,645)	(1,477,786)	(62,060)	(302,436)	(74,520)
Increase (decrease) in net assets from operations	(1,202,067)	(1,399,774)	(67,870)	(146,688)	(77,697)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	16,612	13,761	—	1,590	—
Transfers for contract benefits and terminations	(226,719)	(328,654)	(53,667)	(72,444)	(13,949)
Loans-net	1,047	—	—	—	—
Contract maintenance charge	(1,398)	(4,003)	(116)	(1,155)	(140)
Transfers among the sub-accounts and with the
Fixed Account - net	75,824	232,584	(13,836)	(67,720)	(2,701)
Increase (decrease) in net assets from contract
transactions	(134,634)	(86,312)	(67,619)	(139,729)	(16,790)
INCREASE (DECREASE) IN NET ASSETS	(1,336,701)	(1,486,086)	(135,489)	(286,417)	(94,487)
NET ASSETS AT BEGINNING OF PERIOD	4,720,068	5,421,830	443,272	1,289,324	377,312
NET ASSETS AT END OF PERIOD	$3,383,367	$3,935,744	$307,783	$1,002,907	$282,825
UNITS OUTSTANDING
Units outstanding at beginning of period	189,646	218,713	28,951	76,938	7,506
Units issued	11,845	23,687	1,079	1,966	361
Units redeemed	(17,581)	(28,250)	(6,457)	(11,356)	(792)
Units outstanding at end of period	183,910	214,150	23,573	67,548	7,075
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco
	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	International	American	American	Invesco V.I.	Invesco V.I.
	Growth	Franchise	Franchise	American Value	American Value
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10,479)	$(4,586)	$(7,020)	$(73,128)	$(14,136)
Net realized gains (losses)	120,743	71,303	123,484	1,849,957	239,343
Change in unrealized gains (losses)	(385,330)	(177,592)	(301,830)	(2,212,849)	(289,419)
Increase (decrease) in net assets from operations	(275,066)	(110,875)	(185,366)	(436,020)	(64,212)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,150	—	505	19,134	565
Transfers for contract benefits and terminations	(111,220)	(6,585)	(19,298)	(741,449)	(98,657)
Loans-net	—	—	—	—	—
Contract maintenance charge	(174)	—	(208)	(2,660)	(1,157)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,406)	2,752	(5,804)	(36,176)	(61,185)
Increase (decrease) in net assets from contract
transactions	(114,650)	(3,833)	(24,805)	(761,151)	(160,434)
INCREASE (DECREASE) IN NET ASSETS	(389,716)	(114,708)	(210,171)	(1,197,171)	(224,646)
NET ASSETS AT BEGINNING OF PERIOD	985,381	342,353	574,142	10,581,253	1,510,081
NET ASSETS AT END OF PERIOD	$595,665	$227,645	$363,971	$9,384,082	$1,285,435
UNITS OUTSTANDING
Units outstanding at beginning of period	32,356	10,557	16,196	278,697	143,945
Units issued	541	110	587	9,206	1,974
Units redeemed	(5,499)	(287)	(1,571)	(29,697)	(17,860)
Units outstanding at end of period	27,398	10,380	15,212	258,206	128,059
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Invesco V.I.		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Discovery Mid	Invesco V.I.	Government	Growth
	Core Equity Fund -	Cap Growth	Global	Securities	and Income
	Series II	Series II	Series II	Series II	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,980)	$(53,597)	$(39,644)	$1,466	$(26,524)
Net realized gains (losses)	158,092	1,067,804	474,347	(13,568)	1,039,274
Change in unrealized gains (losses)	(399,906)	(2,593,866)	(1,590,382)	(125,027)	(1,751,221)
Increase (decrease) in net assets from operations	(250,794)	(1,579,659)	(1,155,679)	(137,129)	(738,471)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,254	9,431	6,787	1,296	10,357
Transfers for contract benefits and terminations	(74,913)	(268,335)	(319,305)	(47,299)	(532,793)
Loans-net	—	—	1,189	—	3,341
Contract maintenance charge	(962)	(1,297)	(1,096)	(1,548)	(5,680)
Transfers among the sub-accounts and with the
Fixed Account - net	(13,596)	(19,924)	117,949	(29,621)	(543,179)
Increase (decrease) in net assets from contract
transactions	(87,217)	(280,125)	(194,476)	(77,172)	(1,067,954)
INCREASE (DECREASE) IN NET ASSETS	(338,011)	(1,859,784)	(1,350,155)	(214,301)	(1,806,425)
NET ASSETS AT BEGINNING OF PERIOD	1,189,359	4,983,491	3,544,942	1,185,030	10,349,241
NET ASSETS AT END OF PERIOD	$851,348	$3,123,707	$2,194,787	$970,729	$8,542,816
UNITS OUTSTANDING
Units outstanding at beginning of period	42,937	221,680	88,057	98,862	318,261
Units issued	1,403	14,443	4,874	3,005	6,358
Units redeemed	(4,926)	(32,095)	(11,567)	(9,898)	(40,863)
Units outstanding at end of period	39,414	204,028	81,364	91,969	283,756
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Invesco V.I.	Invesco V.I.	Janus Henderson	Janus Henderson
	Invesco V.I.	Main Street	Main Street	VIT Balanced	VIT Balanced
	High Yield Fund -	Mid Cap	Small Cap	Institutional	Service
	Series I	Series II	Series II	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$12,219	$(32,739)	$(146,942)	$(41,245)	$(11,951)
Net realized gains (losses)	(10,031)	451,956	1,553,186	1,313,440	136,498
Change in unrealized gains (losses)	(55,753)	(821,791)	(3,670,498)	(4,638,767)	(553,773)
Increase (decrease) in net assets from operations	(53,565)	(402,574)	(2,264,254)	(3,366,572)	(429,226)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	5,140	12,041	33,218	1,016
Transfers for contract benefits and terminations	(82,521)	(146,850)	(826,938)	(1,998,481)	(201,060)
Loans-net	—	—	1,085	—	156
Contract maintenance charge	(90)	(1,887)	(5,328)	(6,944)	(1,626)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,257)	(33,936)	(240,152)	(246,344)	7,048
Increase (decrease) in net assets from contract
transactions	(87,868)	(177,533)	(1,059,292)	(2,218,551)	(194,466)
INCREASE (DECREASE) IN NET ASSETS	(141,433)	(580,107)	(3,323,546)	(5,585,123)	(623,692)
NET ASSETS AT BEGINNING OF PERIOD	518,906	2,605,910	13,255,655	19,993,882	2,446,714
NET ASSETS AT END OF PERIOD	$377,473	$2,025,803	$9,932,109	$14,408,759	$1,823,022
UNITS OUTSTANDING
Units outstanding at beginning of period	25,151	88,906	289,305	366,905	66,628
Units issued	296	2,589	6,026	3,340	451
Units redeemed	(4,985)	(9,415)	(32,625)	(46,000)	(6,742)
Units outstanding at end of period	20,462	82,080	262,706	324,245	60,337

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

					Janus Henderson
	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	VIT Global
	VIT Enterprise	VIT Flexible Bond	VIT Forty	VIT Forty	Research
	Institutional	Institutional	Institutional	Service	Institutional
	Shares	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(184,823)	$36,417	$(23,583)	$(29,624)	$(36,044)
Net realized gains (losses)	2,831,645	15,762	275,991	370,571	1,311,952
Change in unrealized gains (losses)	(5,679,537)	(693,370)	(1,055,838)	(1,311,366)	(3,462,106)
Increase (decrease) in net assets from operations	(3,032,715)	(641,191)	(803,430)	(970,419)	(2,186,198)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	38,575	11,278	—	961	94,322
Transfers for contract benefits and terminations	(737,020)	(420,014)	(153,547)	(660,373)	(775,987)
Loans-net	449	—	—	—	—
Contract maintenance charge	(6,916)	(1,326)	(196)	(1,088)	(3,908)
Transfers among the sub-accounts and with the
Fixed Account - net	(79,040)	(26,602)	(13,621)	(15,133)	(23,970)
Increase (decrease) in net assets from contract
transactions	(783,952)	(436,664)	(167,364)	(675,633)	(709,543)
INCREASE (DECREASE) IN NET ASSETS	(3,816,667)	(1,077,855)	(970,794)	(1,646,052)	(2,895,741)
NET ASSETS AT BEGINNING OF PERIOD	17,933,783	4,532,906	2,377,404	3,076,467	10,838,024
NET ASSETS AT END OF PERIOD	$14,117,116	$3,455,051	$1,406,610	$1,430,415	$7,942,283
UNITS OUTSTANDING
Units outstanding at beginning of period	261,496	184,364	31,258	42,326	310,295
Units issued	5,445	5,351	441	1,111	5,916
Units redeemed	(17,323)	(24,481)	(3,378)	(13,427)	(25,054)
Units outstanding at end of period	249,618	165,234	28,321	30,010	291,157
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Janus Henderson	Janus Henderson
	VIT Global	VIT Mid	Janus Henderson	Janus Henderson	Lazard Retirement
	Research	Cap Value	VIT Overseas	VIT Research	Series Emerging
	Service	Service	Service	Institutional	Market Equity
	Shares	Shares	Shares	Shares	Service Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,195)	$(11,628)	$2,949	$(128,081)	$12,744
Net realized gains (losses)	67,250	273,907	(23,981)	1,987,360	(524)
Change in unrealized gains (losses)	(158,740)	(493,020)	(198,696)	(5,962,208)	(149,781)
Increase (decrease) in net assets from operations	(93,685)	(230,741)	(219,728)	(4,102,929)	(137,561)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	3,667	17,492	32,659	—
Transfers for contract benefits and terminations	(61,757)	(466,431)	(208,169)	(551,142)	(45,911)
Loans-net	—	52	104	—	—
Contract maintenance charge	(90)	(2,305)	(849)	(5,017)	(189)
Transfers among the sub-accounts and with the
Fixed Account - net	9,205	(93,209)	72,044	(128,378)	(22,012)
Increase (decrease) in net assets from contract
transactions	(52,642)	(558,226)	(119,378)	(651,878)	(68,112)
INCREASE (DECREASE) IN NET ASSETS	(146,327)	(788,967)	(339,106)	(4,754,807)	(205,673)
NET ASSETS AT BEGINNING OF PERIOD	445,867	3,308,963	2,022,096	13,517,797	841,136
NET ASSETS AT END OF PERIOD	$299,540	$2,519,996	$1,682,990	$8,762,990	$635,463
UNITS OUTSTANDING
Units outstanding at beginning of period	17,069	101,373	125,135	232,377	20,871
Units issued	732	409	20,465	3,121	544
Units redeemed	(3,304)	(18,935)	(30,169)	(16,372)	(2,604)
Units outstanding at end of period	14,497	82,847	115,431	219,126	18,811
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Legg Mason	Legg Mason
		Partners	Partners
	Lazard Retirement	Clearbridge	Western Asset	LVIP JPMorgan
	Series International	Variable Large	Variable Global	Small Cap	MFS VIT
	Equity Portfolio -	Cap Value -	High Yield Bond	Core Fund -	Growth
	Service Class	Class I	Class II	Standard Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,518	$(9,930)	$140,842	$(5,907)	$(41,247)
Net realized gains (losses)	9,365	231,701	(89,057)	129,561	339,608
Change in unrealized gains (losses)	(41,091)	(635,721)	(621,900)	(274,844)	(1,453,597)
Increase (decrease) in net assets from operations	(29,208)	(413,950)	(570,115)	(151,190)	(1,155,236)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	3,358	8,898	—	5,256
Transfers for contract benefits and terminations	(1,267)	(507,047)	(260,411)	(55,244)	(125,138)
Loans-net	—	—	—	—	—
Contract maintenance charge	(60)	(1,360)	(4,189)	(248)	(1,339)
Transfers among the sub-accounts and with the
Fixed Account - net	(26,787)	20,644	(29,249)	(1,657)	(7,338)
Increase (decrease) in net assets from contract
transactions	(28,114)	(484,405)	(284,951)	(57,149)	(128,559)
INCREASE (DECREASE) IN NET ASSETS	(57,322)	(898,355)	(855,066)	(208,339)	(1,283,795)
NET ASSETS AT BEGINNING OF PERIOD	179,166	5,148,007	3,775,415	737,704	3,581,690
NET ASSETS AT END OF PERIOD	$121,844	$4,249,652	$2,920,349	$529,365	$2,297,895
UNITS OUTSTANDING
Units outstanding at beginning of period	10,697	155,890	186,489	15,636	75,809
Units issued	977	8,093	5,350	29	317
Units redeemed	(3,015)	(24,127)	(21,737)	(1,533)	(4,266)
Units outstanding at end of period	8,659	139,856	170,102	14,132	71,860
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

				MFS VIT
				Massachusetts
	MFS VIT	MFS VIT	MFS VIT	Investors	MFS VIT
	High Yield	Investors Trust	Investors Trust	Growth Stock	New Discovery
	Service Class	Initial Class	Service Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$42,568	$(12,278)	$(4,952)	$(36,755)	$(69,953)
Net realized gains (losses)	(32,603)	214,883	61,250	331,798	1,314,540
Change in unrealized gains (losses)	(171,585)	(503,308)	(143,672)	(874,537)	(3,100,234)
Increase (decrease) in net assets from operations	(161,620)	(300,703)	(87,374)	(579,494)	(1,855,647)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,276	609	700	3,605	38,659
Transfers for contract benefits and terminations	(114,274)	(67,930)	(8,902)	(180,479)	(121,906)
Loans-net	—	—	—	—	—
Contract maintenance charge	(1,114)	(763)	(351)	(2,400)	(1,641)
Transfers among the sub-accounts and with the
Fixed Account - net	(15,301)	(2,710)	(2,513)	67,884	153,192
Increase (decrease) in net assets from contract
transactions	(128,413)	(70,794)	(11,066)	(111,390)	68,304
INCREASE (DECREASE) IN NET ASSETS	(290,033)	(371,497)	(98,440)	(690,884)	(1,787,343)
NET ASSETS AT BEGINNING OF PERIOD	1,346,056	1,728,507	488,861	2,826,957	5,994,511
NET ASSETS AT END OF PERIOD	$1,056,023	$1,357,010	$390,421	$2,136,073	$4,207,168
UNITS OUTSTANDING
Units outstanding at beginning of period	69,087	46,470	11,919	58,830	110,052
Units issued	1,375	191	91	3,187	8,483
Units redeemed	(8,652)	(2,416)	(407)	(5,960)	(7,932)
Units outstanding at end of period	61,810	44,245	11,603	56,057	110,603
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	New Discovery	Research	Total Return	Total Return	Utilities
	Service Class	Initial Class	Initial Class	Service Class	Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(23,911)	$(9,090)	$5,679	$(2,200)	$5,926
Net realized gains (losses)	459,403	141,130	504,806	197,522	62,906
Change in unrealized gains (losses)	(1,086,191)	(323,070)	(1,085,214)	(424,097)	(81,450)
Increase (decrease) in net assets from operations	(650,699)	(191,030)	(574,729)	(228,775)	(12,618)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	100	1,700	10,890	4,849	—
Transfers for contract benefits and terminations	(188,535)	(129,517)	(639,454)	(323,274)	(85,477)
Loans-net	595	—	35	—	—
Contract maintenance charge	(509)	(404)	(1,657)	(2,067)	(317)
Transfers among the sub-accounts and with the
Fixed Account - net	(19,432)	10,605	(156,465)	(16,626)	(28,927)
Increase (decrease) in net assets from contract
transactions	(207,781)	(117,616)	(786,651)	(337,118)	(114,721)
INCREASE (DECREASE) IN NET ASSETS	(858,480)	(308,646)	(1,361,380)	(565,893)	(127,339)
NET ASSETS AT BEGINNING OF PERIOD	2,151,496	1,071,828	5,471,481	2,140,546	937,512
NET ASSETS AT END OF PERIOD	$1,293,016	$763,182	$4,110,101	$1,574,653	$810,173
UNITS OUTSTANDING
Units outstanding at beginning of period	45,069	27,141	170,230	88,326	18,837
Units issued	1,329	1,066	5,259	1,434	182
Units redeemed	(7,016)	(4,839)	(30,703)	(16,806)	(2,394)
Units outstanding at end of period	39,382	23,368	144,786	72,954	16,625
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

					Morgan Stanley
	MFS VIT	Morgan Stanley	Morgan Stanley	Morgan Stanley	VIF U.S.
	Value	VIF Discovery	VIF Growth	VIF Growth	Real Estate
	Service Class	Class I	Class I	Class II	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,539)	$(11,366)	$(109,868)	$(10,646)	$(19,174)
Net realized gains (losses)	95,690	153,420	3,089,892	286,267	717,768
Change in unrealized gains (losses)	(180,779)	(1,123,684)	(10,829,014)	(1,068,539)	(1,783,029)
Increase (decrease) in net assets from operations	(88,628)	(981,630)	(7,848,990)	(792,918)	(1,084,435)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,078	198	198	325	7,504
Transfers for contract benefits and terminations	(83,567)	(166,930)	(1,037,177)	(133,099)	(250,665)
Loans-net	—	—	—	—	52
Contract maintenance charge	(600)	(370)	(962)	(210)	(3,656)
Transfers among the sub-accounts and with the
Fixed Account - net	(38,335)	(60,068)	152,525	(80,573)	117,443
Increase (decrease) in net assets from contract
transactions	(121,424)	(227,170)	(885,416)	(213,557)	(129,322)
INCREASE (DECREASE) IN NET ASSETS	(210,052)	(1,208,800)	(8,734,406)	(1,006,475)	(1,213,757)
NET ASSETS AT BEGINNING OF PERIOD	1,186,337	1,681,112	13,497,548	1,467,849	3,964,467
NET ASSETS AT END OF PERIOD	$976,285	$472,312	$4,763,142	$461,374	$2,750,710
UNITS OUTSTANDING
Units outstanding at beginning of period	31,702	20,909	126,305	14,855	129,104
Units issued	194	572	6,651	1,729	8,801
Units redeemed	(3,684)	(5,422)	(19,527)	(4,731)	(12,921)
Units outstanding at end of period	28,212	16,059	113,429	11,853	124,984
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	PIMCO VIT
	International
	Bond (U.S.	PIMCO VIT	PIMCO VIT		Putnam VT
	Dollar-Hedged)	Real Return	Total Return	Putnam VT	International
	Institutional	Institutional	Institutional	High Yield	Value
	Class	Class	Class	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,470)	$207,112	$146,579	$23,303	$4,114
Net realized gains (losses)	(38,101)	(9,088)	(332,577)	(8,951)	22,883
Change in unrealized gains (losses)	(455,860)	(748,805)	(2,222,697)	(105,546)	(98,397)
Increase (decrease) in net assets from operations	(496,431)	(550,781)	(2,408,695)	(91,194)	(71,400)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,690	2,966	15,894	—	1,285
Transfers for contract benefits and terminations	(315,073)	(503,307)	(1,499,296)	(41,256)	(43,696)
Loans-net	104	104	4,041	—	18
Contract maintenance charge	(3,915)	(5,337)	(8,039)	(195)	(376)
Transfers among the sub-accounts and with the
Fixed Account - net	(138,659)	(49,110)	(336,920)	(7,324)	220,618
Increase (decrease) in net assets from contract
transactions	(453,853)	(554,684)	(1,824,320)	(48,775)	177,849
INCREASE (DECREASE) IN NET ASSETS	(950,284)	(1,105,465)	(4,233,015)	(139,969)	106,449
NET ASSETS AT BEGINNING OF PERIOD	4,520,950	4,517,787	16,280,427	720,572	910,010
NET ASSETS AT END OF PERIOD	$3,570,666	$3,412,322	$12,047,412	$580,603	$1,016,459
UNITS OUTSTANDING
Units outstanding at beginning of period	244,218	272,662	866,206	26,457	46,384
Units issued	5,844	5,605	35,337	202	14,992
Units redeemed	(31,934)	(41,476)	(144,770)	(2,164)	(4,926)
Units outstanding at end of period	218,128	236,791	756,773	24,495	56,450
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Rydex VT
	Guggenheim		T. Rowe Price	T. Rowe Price
	Long Short	Rydex VT	All-Cap	Blue Chip	T. Rowe Price
	Equity	NASDAQ-100®	Opportunities	Growth II	Equity Income
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,333)	$(16,847)	$(64,848)	$(83,997)	$21,501
Net realized gains (losses)	11,870	80,201	253,324	564,788	462,461
Change in unrealized gains (losses)	(68,253)	(556,527)	(1,354,397)	(3,363,541)	(833,942)
Increase (decrease) in net assets from operations	(59,716)	(493,173)	(1,165,921)	(2,882,750)	(349,980)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,096	—	94,210	8,611	36,859
Transfers for contract benefits and terminations	(60,823)	(70,156)	(317,334)	(560,138)	(375,467)
Loans-net	—	—	—	—	664
Contract maintenance charge	(309)	(149)	(851)	(4,035)	(2,490)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,105)	(8,192)	20,094	673,510	(20,914)
Increase (decrease) in net assets from contract
transactions	(64,141)	(78,497)	(203,881)	117,948	(361,348)
INCREASE (DECREASE) IN NET ASSETS	(123,857)	(571,670)	(1,369,802)	(2,764,802)	(711,328)
NET ASSETS AT BEGINNING OF PERIOD	392,086	1,441,683	5,262,600	7,370,560	7,452,774
NET ASSETS AT END OF PERIOD	$268,229	$870,013	$3,892,798	$4,605,758	$6,741,446
UNITS OUTSTANDING
Units outstanding at beginning of period	21,815	31,235	89,064	131,269	192,260
Units issued	955	148	3,409	22,143	12,433
Units redeemed	(5,146)	(2,369)	(7,038)	(17,963)	(22,010)
Units outstanding at end of period	17,624	29,014	85,435	135,449	182,683
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

				VanEck VIP
				Emerging	VanEck VIP
		T. Rowe Price	T. Rowe Price	Markets	Global Resources
	T. Rowe Price	International	Mid-Cap	Initial Class	Initial Class
	Equity Income II	Stock	Growth	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,198	$(18,187)	$(113,096)	$(10,152)	$488
Net realized gains (losses)	646,975	33,005	280,540	121,254	14,450
Change in unrealized gains (losses)	(1,034,459)	(480,177)	(2,372,158)	(373,301)	55,929
Increase (decrease) in net assets from operations	(382,286)	(465,359)	(2,204,714)	(262,199)	70,867
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	10,962	22,399	18,594	5,192	5,404
Transfers for contract benefits and terminations	(1,042,442)	(197,393)	(576,548)	(44,486)	(115,311)
Loans-net	1,085	406	—	104	104
Contract maintenance charge	(6,488)	(616)	(3,152)	(539)	(621)
Transfers among the sub-accounts and with the
Fixed Account - net	(544,326)	134,110	30,838	27,330	9,085
Increase (decrease) in net assets from contract
transactions	(1,581,209)	(41,094)	(530,268)	(12,399)	(101,339)
INCREASE (DECREASE) IN NET ASSETS	(1,963,495)	(506,453)	(2,734,982)	(274,598)	(30,472)
NET ASSETS AT BEGINNING OF PERIOD	8,518,877	2,864,627	9,407,441	1,012,678	1,061,118
NET ASSETS AT END OF PERIOD	$6,555,382	$2,358,174	$6,672,459	$738,080	$1,030,646
UNITS OUTSTANDING
Units outstanding at beginning of period	293,150	159,584	119,451	31,540	45,670
Units issued	3,763	18,397	1,204	1,884	2,317
Units redeemed	(60,061)	(19,168)	(8,779)	(2,537)	(6,472)
Units outstanding at end of period	236,852	158,813	111,876	30,887	41,515
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. Organization
Lincoln Benefit Life Variable Annuity Account (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company (“Lincoln Benefit”). The assets of the Account are legally segregated from those of Lincoln Benefit. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). In 2006, Lincoln Benefit entered into an administrative services agreement (the “Agreement”) with Allstate Life Insurance Company (“ALIC”), whereby ALIC agreed to be responsible for servicing the individual variable annuity contracts, including the payment of benefits, oversight of investment management and contract administration. ALIC subsequently appointed The Prudential Insurance Company of America (“Prudential”) as administrator of the contracts. In accordance with an administrative services agreement between ALIC and Prudential (the “Sub-contracting Agreement”), Prudential is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.
On January 26, 2021, Allstate Insurance Company entered into a purchase agreement with Everlake US Holdings Company (formerly Antelope US Holdings Company), an affiliate of an investment fund managed by Blackstone Inc. to sell Everlake Life Insurance Company (ELIC, formerly known as ALIC) and certain affiliates. The necessary state regulatory approvals were received on October 29, 2021, and the sale of ELIC and certain affiliates was completed on November 1, 2021, at which time Everlake US Holdings Company became the parent of ALIC. Subsequently ALIC was renamed ELIC.
The obligations of Prudential under the Sub-contracting Agreement are to ELIC and ELIC continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish Lincoln Benefit’s obligations to the variable annuity contractholders. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable annuities.
Lincoln Benefit issued six variable annuity contracts; Investor’s Select, Consultant I, Consultant II, Consultant Solutions (Classic, Elite, Plus, Select), Premier Planner, and LBL Advantage (collectively the “Contracts”), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders but is closed to new contractholders. Absent any contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

Alger Capital Appreciation Class I-2	Fidelity VIP Contrafund Initial Class
Alger Capital Appreciation Class S	Fidelity VIP Contrafund Service Class 2
Alger Growth & Income Class I-2	Fidelity VIP Equity-Income Initial Class
Alger Large Cap Growth Class I-2	Fidelity VIP Equity-Income Service Class 2
Alger Mid Cap Growth Class I-2	Fidelity VIP Government Money Market Initial Class
Alger Small Cap Growth Class I-2	Fidelity VIP Government Money Market Service Class 2
Allspring VT Discovery SMID Cap Growth Fund - Class 2	Fidelity VIP Growth Initial Class
Allspring VT Opportunity Class 2	Fidelity VIP Growth Service Class 2
DWS Core Equity VIP Class A	Fidelity VIP Index 500 Initial Class
DWS CROCI® International VIP Class A	Fidelity VIP Index 500 Service Class 2
DWS Equity 500 Index VIP Class B	Fidelity VIP Investment Grade Bond Service Class 2
DWS Global Income Builder VIP Class A	Fidelity VIP Overseas Initial Class
DWS Global Small Cap VIP Class A	Fidelity VIP Overseas Service Class 2
DWS Small Cap Index VIP Class B	Goldman Sachs VIT International Equity Insights Institutional Shares
Federated Hermes Fund for U.S. Government Securities II	Goldman Sachs VIT Mid Cap Value Institutional Shares
Federated Hermes High Income Bond Fund II Primary Shares	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
Federated Hermes Managed Volatility Fund II Primary Shares	Invesco Oppenheimer V.I. International Growth Series II
Fidelity VIP Asset Manager Initial Class	Invesco V.I. American Franchise Series I
Fidelity VIP Asset Manager Service Class 2	Invesco V.I. American Franchise Series II

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Invesco V.I. American Value Series I	MFS VIT Investors Trust Service Class
Invesco V.I. American Value Series II	MFS VIT Massachusetts Investors Growth Stock Service Class
Invesco V.I. Core Equity Series II	MFS VIT New Discovery Initial Class
Invesco V.I. Discovery Mid Cap Growth Series II	MFS VIT New Discovery Service Class
Invesco V.I. Global Series II	MFS VIT Research Initial Class
Invesco V.I. Government Securities Series II	MFS VIT Total Return Initial Class
Invesco V.I. Growth and Income Series II	MFS VIT Total Return Service Class
Invesco V.I. High Yield Series I	MFS VIT Utilities Service Class
Invesco V.I. Main Street Mid Cap Series II	MFS VIT Value Service Class
Invesco V.I. Main Street Small Cap Series II	Morgan Stanley VIF Discovery Class I
Janus Henderson VIT Balanced Institutional Shares	Morgan Stanley VIF Growth Class I
Janus Henderson VIT Balanced Service Shares	Morgan Stanley VIF Growth Class II
Janus Henderson VIT Enterprise Institutional Shares	Morgan Stanley VIF U.S. Real Estate Class II
Janus Henderson VIT Flexible Bond Institutional Shares	PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class
Janus Henderson VIT Forty Institutional Shares	PIMCO VIT Real Return Institutional Class
Janus Henderson VIT Forty Service Shares	PIMCO VIT Total Return Institutional Class
Janus Henderson VIT Global Research Institutional Shares	Putnam VT High Yield Class IB
Janus Henderson VIT Global Research Service Shares	Putnam VT International Value Class IB
Janus Henderson VIT Mid Cap Value Service Shares	Rydex VT Guggenheim Long Short Equity
Janus Henderson VIT Overseas Service Shares	Rydex VT NASDAQ-100®
Janus Henderson VIT Research Institutional Shares	T. Rowe Price All-Cap Opportunities
Lazard Retirement Series Emerging Market Equity Service Shares	T. Rowe Price Blue Chip Growth II
Lazard Retirement Series International Equity Service Shares	T. Rowe Price Equity Income
Legg Mason Partners Clearbridge Variable Large Cap Value Class I	T. Rowe Price Equity Income II
Legg Mason Partners Western Asset Variable Global High Yield Bond Class II	T. Rowe Price International Stock
LVIP JPMorgan Small Cap Core Fund - Standard Class	T. Rowe Price Mid-Cap Growth
MFS VIT Growth Initial Class	VanEck VIP Emerging Markets Initial Class Shares
MFS VIT High Yield Service Class	VanEck VIP Global Resources Initial Class Shares
MFS VIT Investors Trust Initial Class
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholders to the Fixed Account in which the contractholders’ deposits are included in the Lincoln Benefit general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
Subsequent Event - Subsequent events were evaluated through March 29, 2024.

2. Portfolio Changes

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2023.

There were no sub-accounts opened or closed during the year ended December 31, 2023.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

The following sub-account changes occurred during the year ended December 31, 2023.

New fund name:	Former fund name:
Allspring VT Discovery SMID Cap Growth Fund - 2	Allspring VT Discovery Class 2
Federated Hermes Fund US Govt Sec - Class II	Federated Hermes Fund for U.S. Government Securities II
Federated Hermes High Income Bond - Class II	Federated Hermes High Income Bond Fund II Primary Shares
Federated Hermes Managed Volatility Fund II - Class P	Federated Hermes Managed Volatility Fund II Primary Shares
Fidelity VIP II Contrafund - Initial Class	Fidelity VIP Contrafund Initial Class
Fidelity VIP II Index 500 - Initial Class	Fidelity VIP Index 500 Initial Class
Fidelity VIP II Investment Grade Bond - Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2
Goldman Sachs VIT International Equity Insights - Institutional Class	Goldman Sachs VIT International Equity Insights Institutional Shares
Goldman Sachs VIT Mid Cap Value - Institutional Class	Goldman Sachs VIT Mid Cap Value Institutional Shares
Goldman Sachs VIT Small Cap Equity Insights - Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
LVIP JPMorgan Small Cap Core Fund - Standard Class	JPMorgan IT Small Cap Core Class 1

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code.
The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2023 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.
Contracts in Payout (Annuitization) Period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 3.50% maximum. The mortality risk is fully borne by Lincoln Benefit and may result in additional amounts being transferred into the Account by Lincoln Benefit to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Lincoln Benefit but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Lincoln Benefit. A payable is established for amounts payable to Lincoln Benefit from the sub-accounts that are not yet paid. The changes in mortality risks are included in “Transfers for contract benefits and terminations” on the Statements of Changes in Net Assets and in “Contracts in payout (annuitization) period” in the Statement of Net Assets.

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the account can access.
Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets; or
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3:Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-accounts can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.

5. Expenses
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the contract and declines to 0% after a specified period depending upon the contract. These amounts are included in "Transfers for contract benefits and terminations" on the Statements of Changes in Net Assets, but are remitted to Lincoln Benefit.
Mortality and Expense Risk Charge - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and the cost of administering the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge.
Administrative Expense Charge - Lincoln Benefit deducts administrative expense charges daily at a rate equal to 0.15% per annum of the average daily net assets of the Account for Investor’s Select and 0.10% for Consultant I, Consultant II, Consultant Solutions (Classic, Elite, Plus, Select), Premier Planner and LBL Advantage. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.
Contract Maintenance Charge - Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. For Investor’s Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions (Classic, Elite, Plus, Select), the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

6. Purchases of Investments

The cost of investments purchased during the year ended December 31, 2023 was as follows:

Purchases
Alger Capital Appreciation - Class S	$2,403
Alger Capital Appreciation Class I-2	363,396
Alger Growth & Income Class I-2	188,351
Alger Large Cap Growth Class I-2	226,199
Alger Mid Cap Growth Class I-2	148,346

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Purchases
Alger Small Cap Growth Class I-2	$100,795
Allspring VT Discovery SMID Cap Growth Fund - 2	37,971
Allspring VT Opportunity Class 2	285,805
DWS Core Equity VIP - Class A	82,898
DWS CROCI® International VIP - Class A	34,658
DWS Equity 500 Index VIP - Class B	136,400
DWS Global Income Builder VIP - Class A	71,421
DWS Global Small Cap VIP - Class A	33,832
DWS Small Cap Index VIP - Class B	19,596
Federated Hermes Fund US Govt Sec - Class II	211,595
Federated Hermes High Income Bond - Class II	320,480
Federated Hermes Managed Volatility Fund II - Class P	46,148
Fidelity VIP Asset Manager - Initial Class	116,569
Fidelity VIP Asset Manager Service Class 2	44,303
Fidelity VIP Contrafund Service Class 2	400,144
Fidelity VIP Equity Income - Initial Class	741,604
Fidelity VIP Equity-Income Service Class 2	284,305
Fidelity VIP Government Money Market - Initial Class	4,119,535
Fidelity VIP Government Money Market - Service Class 2	913,414
Fidelity VIP Growth - Initial Class	1,771,548
Fidelity VIP Growth Service Class 2	269,351
Fidelity VIP II Contrafund - Initial Class	1,485,520
Fidelity VIP II Index 500 - Initial Class	881,105
Fidelity VIP II Investment Grade Bond - Service Class 2	275,466
Fidelity VIP Index 500 Service Class 2	324,549
Fidelity VIP Overseas - Initial Class	210,077
Fidelity VIP Overseas - Service Class 2	207,226
Goldman Sachs VIT International Equity Insights - Institutional Class	9,760
Goldman Sachs VIT Mid Cap Value - Institutional Class	125,546
Goldman Sachs VIT Small Cap Equity Insights - Institutional Class	18,660
Invesco Oppenheimer V.I. International Growth Series II	25,024
Invesco V.I. American Franchise Series I	6,494
Invesco V.I. American Franchise Series II	15,683
Invesco V.I. American Value Series I	2,190,318
Invesco V.I. American Value Series II	285,370
Invesco V.I. Core Equity Fund - Series II	29,668
Invesco V.I. Discovery Mid Cap Growth Series II	107,612
Invesco V.I. Global Series II	273,989
Invesco V.I. Government Securities Series II	44,480
Invesco V.I. Growth and Income Series II	1,377,464
Invesco V.I. High Yield Fund - Series I	21,086
Invesco V.I. Main Street Mid Cap Series II	63,547
Invesco V.I. Main Street Small Cap Series II	300,700
Janus Henderson VIT Balanced Institutional Shares	522,800
Janus Henderson VIT Balanced Service Shares	168,292
Janus Henderson VIT Enterprise Institutional Shares	1,104,636
Janus Henderson VIT Flexible Bond Institutional Shares	394,616
Janus Henderson VIT Forty Institutional Shares	3,731
Janus Henderson VIT Forty Service Shares	2,611
Janus Henderson VIT Global Research Institutional Shares	583,970
Janus Henderson VIT Global Research Service Shares	19,804
Janus Henderson VIT Mid Cap Value Service Shares	110,823
Janus Henderson VIT Overseas Service Shares	92,740

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Purchases
Janus Henderson VIT Research Institutional Shares	$386,360
Lazard Retirement Series Emerging Market Equity Service Shares	34,608
Lazard Retirement Series International Equity Portfolio - Service Class	1,628
Legg Mason Partners Clearbridge Variable Large Cap Value - Class I	465,678
Legg Mason Partners Western Asset Variable Global High Yield Bond Class II	268,066
LVIP JPMorgan Small Cap Core Fund - Standard Class	12,105
MFS VIT Growth Initial Class	208,557
MFS VIT High Yield Service Class	78,174
MFS VIT Investors Trust Initial Class	90,982
MFS VIT Investors Trust Service Class	35,756
MFS VIT Massachusetts Investors Growth Stock Service Class	130,244
MFS VIT New Discovery Initial Class	135,555
MFS VIT New Discovery Service Class	31,546
MFS VIT Research Initial Class	55,854
MFS VIT Total Return Initial Class	315,368
MFS VIT Total Return Service Class	164,763
MFS VIT Utilities Service Class	83,045
MFS VIT Value Service Class	136,866
Morgan Stanley VIF Discovery Class I	3,558
Morgan Stanley VIF Growth Class I	76,285
Morgan Stanley VIF Growth Class II	1,954
Morgan Stanley VIF U.S. Real Estate Class II	127,852
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class	402,720
PIMCO VIT Real Return Institutional Class	263,347
PIMCO VIT Total Return Institutional Class	818,131
Putnam VT High Yield Class IB	56,440
Putnam VT International Value Class IB	202,089
Rydex VT Guggenheim Long Short Equity	3,184
Rydex VT NASDAQ-100®	1,037
T. Rowe Price All-Cap Opportunities	531,618
T. Rowe Price Blue Chip Growth II	51,343
T. Rowe Price Equity Income	631,875
T. Rowe Price Equity Income II	689,337
T. Rowe Price International Stock	100,862
T. Rowe Price Mid-Cap Growth	472,479
VanEck VIP Emerging Markets Initial Class Shares	31,035
VanEck VIP Global Resources Initial Class Shares	42,378

7. Financial Highlights
Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the range of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Items in the following table are notated as follows:
*    Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.
**    Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
***    Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Alger Capital Appreciation - Class S
2023	37	$55.38	-	67.09	$2,421	—%	1.35	-	2.30%	39.53	-	40.86%
2022	40	39.69	-	47.63	1,848	—	1.35	-	2.30	(38.13)	-	(37.54)
2021	41	64.16	-	76.25	3,029	—	1.35	-	2.30	16.11	-	17.23
2020	47	55.25	-	65.04	2,934	—	1.35	-	2.30	38.17	-	39.49
2019	57	39.99	-	46.63	2,581	—	1.35	-	2.30	30.20	-	31.45

	Alger Capital Appreciation Class I-2
2023	131	36.80	-	90.93	8,174	—	1.25	-	1.80	40.59	-	41.36
2022	146	26.18	-	64.32	6,473	—	1.25	-	1.80	(37.65)	-	(37.31)
2021	154	41.99	-	102.61	11,020	—	1.25	-	1.80	17.00	-	17.65
2020	179	35.89	-	87.22	10,917	—	1.25	-	1.80	39.23	-	39.99
2019	199	25.78	-	62.30	8,577	—	1.25	-	1.80	31.20	-	31.92

	Alger Growth & Income Class I-2
2023	104	26.37	-	50.85	4,164	1.40	1.25	-	1.80	21.73	-	22.40
2022	110	21.66	-	41.54	3,609	1.39	1.25	-	1.80	(16.49)	-	(16.03)
2021	126	25.94	-	49.48	4,931	1.14	1.25	-	1.80	29.32	-	30.03
2020	138	20.06	-	38.05	4,192	1.40	1.25	-	1.80	12.83	-	13.45
2019	153	17.78	-	33.54	4,088	1.59	1.25	-	1.80	27.16	-	27.87

	Alger Large Cap Growth Class I-2
2023	351	10.95	-	44.93	6,806	—	1.25	-	2.30	29.65	-	31.03
2022	397	8.45	-	34.29	5,878	—	1.25	-	2.30	(39.42)	-	(15.51)
2021	133	31.04	-	56.60	6,155	—	1.25	-	1.80	9.85	-	10.45
2020	139	28.26	-	51.24	5,911	0.18	1.25	-	1.80	64.05	-	64.96
2019	158	17.23	-	31.06	4,038	—	1.25	-	1.80	25.16	-	25.85

	Alger Mid Cap Growth Class I-2
2023	355	10.61	-	52.99	8,237	—	1.25	-	2.30	20.37	-	21.65
2022	404	8.81	-	43.56	7,685	—	1.25	-	2.30	(36.87)	-	(11.86)
2021	184	35.64	-	69.00	9,307	—	1.25	-	1.80	2.34	-	2.91
2020	211	34.82	-	67.05	10,225	—	1.25	-	1.80	61.70	-	62.59
2019	245	21.53	-	41.24	7,248	—	1.25	-	1.80	27.93	-	28.64

	Alger Small Cap Growth Class I-2
2023	97	19.03	-	34.48	2,626	—	1.25	-	1.80	14.42	-	15.05
2022	115	16.64	-	29.97	2,741	—	1.25	-	1.80	(39.12)	-	(38.78)
2021	121	27.32	-	48.96	4,747	—	1.25	-	1.80	(7.74)	-	(7.23)
2020	142	29.62	-	52.78	6,026	1.04	1.25	-	1.80	64.17	-	65.08
2019	163	18.04	-	31.97	4,230	—	1.25	-	1.80	27.03	-	27.73

	Allspring VT Discovery SMID Cap Growth Fund - 2
2023	46	42.74	-	47.37	2,073	—	1.25	-	1.80	18.01	-	18.65
2022	50	36.22	-	39.93	1,913	—	1.25	-	1.80	(38.96)	-	(38.62)
2021	55	59.33	-	65.05	3,410	—	1.25	-	1.80	(6.74)	-	(6.22)
2020	65	63.61	-	69.36	4,278	—	1.25	-	1.80	59.75	-	60.63
2019	73	39.82	-	43.18	3,037	—	1.25	-	1.80	36.54	-	37.29

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Allspring VT Opportunity Class 2
2023	78	$39.70	-	44.01	$3,253	—%	1.25	-	1.80%	24.25	-	24.93%
2022	89	31.96	-	35.23	2,962	—	1.25	-	1.80	(22.22)	-	(21.79)
2021	94	41.08	-	45.04	4,042	0.04	1.25	-	1.80	22.55	-	23.23
2020	109	33.52	-	36.55	3,820	0.44	1.25	-	1.80	18.85	-	19.50
2019	127	28.21	-	30.59	3,728	0.28	1.25	-	1.80	29.12	-	29.83

	DWS Core Equity VIP - Class A
2023	29	33.07	-	41.72	1,061	0.96	1.25	-	1.80	23.34	-	24.02
2022	32	26.81	-	33.64	957	0.81	1.25	-	1.80	(17.03)	-	(16.58)
2021	33	32.32	-	40.33	1,156	0.76	1.25	-	1.80	23.07	-	23.74
2020	37	26.26	-	32.59	1,048	1.41	1.25	-	1.80	14.06	-	14.69
2019	42	23.02	-	28.41	1,058	1.15	1.25	-	1.80	27.98	-	28.68

	DWS CROCI® International VIP - Class A
2023	39	8.51	-	13.59	420	3.33	1.25	-	1.80	16.83	-	17.47
2022	46	7.28	-	11.57	407	3.24	1.25	-	1.80	(14.73)	-	(14.26)
2021	49	8.54	-	13.49	520	2.54	1.25	-	1.80	7.29	-	7.88
2020	63	7.96	-	12.51	601	3.52	1.25	-	1.80	0.78	-	1.34
2019	68	7.90	-	12.34	651	3.01	1.25	-	1.80	19.60	-	20.26

	DWS Equity 500 Index VIP - Class B
2023	29	46.50	-	52.72	1,443	0.98	1.35	-	1.95	23.06	-	23.80
2022	28	37.79	-	42.58	1,131	0.85	1.35	-	1.95	(20.20)	-	(19.71)
2021	29	47.35	-	53.04	1,484	1.05	1.35	-	1.95	25.43	-	26.19
2020	30	37.75	-	42.03	1,209	1.04	1.35	-	1.95	15.35	-	16.04
2019	23	32.18	-	36.22	795	1.67	1.35	-	2.05	28.00	-	28.90

	DWS Global Income Builder VIP - Class A
2023	87	18.98	-	21.03	1,733	3.29	1.25	-	1.80	12.85	-	13.47
2022	100	16.82	-	18.53	1,771	2.98	1.25	-	1.80	(16.50)	-	(16.04)
2021	119	20.14	-	22.07	2,513	2.39	1.25	-	1.80	8.98	-	9.58
2020	119	18.48	-	20.14	2,289	3.25	1.25	-	1.80	6.35	-	6.93
2019	140	17.38	-	18.84	2,547	3.99	1.25	-	1.80	18.02	-	18.67

	DWS Global Small Cap VIP - Class A
2023	58	20.39	-	41.88	1,645	0.89	1.25	-	1.80	22.35	-	23.02
2022	64	16.66	-	34.04	1,500	0.55	1.25	-	1.80	(25.41)	-	(25.00)
2021	68	22.34	-	45.39	2,138	0.36	1.25	-	1.80	12.89	-	13.51
2020	72	19.79	-	39.99	1,976	0.82	1.25	-	1.80	15.27	-	15.90
2019	80	17.17	-	34.50	1,889	—	1.25	-	1.80	19.12	-	19.78

	DWS Small Cap Index VIP - Class B
2023	4	38.73	-	44.84	189	0.83	1.35	-	2.05	13.96	-	14.77
2022	4	33.98	-	39.07	154	0.62	1.35	-	2.05	(22.50)	-	(21.95)
2021	4	43.85	-	50.06	212	0.57	1.35	-	2.05	11.85	-	12.64
2020	5	39.20	-	44.44	213	0.91	1.35	-	2.05	16.66	-	17.48
2019	6	33.60	-	37.83	234	0.83	1.35	-	2.05	22.33	-	23.19

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Federated Hermes Fund US Govt Sec - Class II
2023	208	$13.13	-	15.51	$3,126	2.56%	1.25	-	1.80%	2.34		2.90%
2022	220	12.83	-	15.07	3,210	1.88	1.25	-	1.80	(14.11)		(13.63)
2021	235	14.93	-	17.45	3,968	2.03	1.25	-	1.80	(3.79)		(3.26)
2020	249	15.52	-	18.04	4,369	2.43	1.25	-	1.80	3.34		3.91
2019	265	15.02	-	17.36	4,457	2.51	1.25	-	1.80	4.01		4.58

	Federated Hermes High Income Bond - Class II
2023	104	24.89	-	27.46	2,916	5.99	1.25	-	1.80	10.71	-	11.32
2022	123	22.49	-	24.67	3,115	5.66	1.25	-	1.80	(13.35)	-	(12.87)
2021	142	25.95	-	28.32	4,149	4.92	1.25	-	1.80	2.98	-	3.55
2020	155	25.20	-	27.35	4,371	5.79	1.25	-	1.80	3.70	-	4.28
2019	181	24.30	-	26.23	4,962	6.07	1.25	-	1.80	12.50	-	13.12

	Federated Hermes Managed Volatility Fund II - Class P
2023	46	16.80	-	20.98	1,024	1.95	1.25	-	1.80	6.75	-	7.34
2022	55	15.74	-	19.54	1,129	1.87	1.25	-	1.80	(15.29)	-	(14.82)
2021	60	18.58	-	22.95	1,476	1.82	1.25	-	1.80	16.40	-	17.04
2020	67	15.96	-	19.60	1,435	2.60	1.25	-	1.80	(0.87)	-	(0.32)
2019	77	16.10	-	19.67	1,674	2.12	1.25	-	1.80	18.08	-	18.73

	Fidelity VIP Asset Manager - Initial Class
2023	98	20.09	-	26.75	2,936	2.33	1.25	-	1.80	10.93	-	11.54
2022	104	18.11	-	23.98	2,816	2.00	1.25	-	1.80	(16.45)	-	(15.99)
2021	127	21.68	-	28.54	3,983	1.68	1.25	-	1.80	7.96	-	8.55
2020	114	20.08	-	26.29	3,390	1.49	1.25	-	1.80	12.82	-	13.44
2019	122	17.80	-	23.18	3,193	1.76	1.25	-	1.80	16.14	-	16.78

	Fidelity VIP Asset Manager Service Class 2
2023	48	18.07	-	21.89	1,002	2.13	1.35	-	2.30	10.08	-	11.14
2022	56	16.42	-	19.70	1,051	1.68	1.35	-	2.30	(17.09)	-	(16.29)
2021	70	19.80	-	23.53	1,563	1.34	1.35	-	2.30	7.17	-	8.20
2020	77	18.47	-	21.75	1,617	1.26	1.35	-	2.30	11.92	-	12.99
2019	83	16.51	-	19.25	1,547	1.60	1.35	-	2.30	15.32	-	16.42

	Fidelity VIP Contrafund Service Class 2
2023	154	42.17	-	52.67	7,828	0.25	1.35	-	2.45	29.89	-	31.33
2022	180	32.47	-	40.10	6,964	0.25	1.35	-	2.45	(28.28)	-	(27.48)
2021	200	45.27	-	55.30	10,705	0.03	1.35	-	2.45	24.41	-	25.79
2020	233	36.39	-	43.96	9,905	0.08	1.35	-	2.45	27.07	-	28.48
2019	263	28.64	-	34.21	8,711	0.21	1.35	-	2.45	28.08	-	29.50

	Fidelity VIP Equity Income - Initial Class
2023	206	32.16	-	40.27	10,538	1.81	1.25	-	1.80	8.68	-	9.28
2022	241	29.59	-	36.85	11,519	1.87	1.25	-	1.80	(6.65)	-	(6.14)
2021	256	31.70	-	39.26	12,999	1.87	1.25	-	1.80	22.67	-	23.34
2020	289	25.84	-	31.83	11,920	1.78	1.25	-	1.80	4.79	-	5.37
2019	334	24.66	-	30.20	12,817	1.94	1.25	-	1.80	25.17	-	25.86

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Fidelity VIP Equity-Income Service Class 2
2023	151	$24.55	-	31.35	$4,456	1.69%	1.35	-	2.45%	7.70	-	8.89%
2022	172	22.80	-	28.79	4,649	1.61	1.35	-	2.45	(7.55)	-	(6.52)
2021	213	24.66	-	30.80	6,166	1.62	1.35	-	2.45	21.57	-	22.93
2020	249	20.28	-	25.05	5,872	1.61	1.35	-	2.45	3.85	-	5.01
2019	276	19.53	-	23.86	6,237	1.76	1.35	-	2.45	24.01	-	25.39

	Fidelity VIP Government Money Market - Initial Class
2023	1,534	9.42	-	11.91	16,108	4.78	1.25	-	2.30	2.50	-	3.59
2022	1,568	9.19	-	11.50	16,189	1.35	1.25	-	2.30	(0.87)	-	0.18
2021	1,483	9.27	-	11.48	15,188	<0.01	1.25	-	2.30	(2.28)	-	(1.23)
2020	1,522	9.48	-	11.62	15,855	0.29	1.25	-	2.30	(1.97)	-	(0.93)
2019	1,344	9.67	-	11.73	14,126	2.01	1.25	-	2.30	(0.32)	-	0.75

	Fidelity VIP Government Money Market - Service Class 2
2023	606	8.16	-	9.89	5,744	4.53	1.35	-	2.30	2.25	-	3.23
2022	648	7.98	-	9.58	5,965	1.17	1.35	-	2.30	(1.05)	-	(0.10)
2021	767	8.07	-	9.59	7,073	<0.01	1.35	-	2.30	(2.28)	-	(1.34)
2020	799	8.26	-	9.72	7,481	0.25	1.35	-	2.30	(2.05)	-	(1.11)
2019	824	8.43	-	9.83	7,818	1.75	1.35	-	2.30	(0.56)	-	0.39

	Fidelity VIP Growth - Initial Class
2023	341	33.00	-	61.89	19,183	0.13	1.25	-	1.80	33.82	-	34.55
2022	372	24.66	-	45.99	16,107	0.62	1.25	-	1.80	(25.80)	-	(25.39)
2021	385	33.23	-	61.65	22,626	—	1.25	-	1.80	21.02	-	21.68
2020	441	27.46	-	50.66	21,415	0.08	1.25	-	1.80	41.33	-	42.11
2019	508	19.43	-	35.65	17,476	0.26	1.25	-	1.80	31.92	-	32.65

	Fidelity VIP Growth Service Class 2
2023	88	44.87	-	70.24	5,190	<0.01	1.35	-	2.30	32.79	-	34.06
2022	98	33.79	-	52.39	4,299	0.35	1.35	-	2.30	(26.37)	-	(25.66)
2021	109	45.88	-	70.48	6,391	—	1.35	-	2.30	20.09	-	21.25
2020	122	38.21	-	58.13	5,971	0.04	1.35	-	2.30	40.27	-	41.61
2019	150	27.24	-	41.05	5,167	0.06	1.35	-	2.30	30.91	-	32.17

	Fidelity VIP II Contrafund - Initial Class
2023	421	45.92	-	72.05	27,409	0.48	1.25	-	1.80	31.08	-	31.80
2022	459	35.03	-	54.67	22,999	0.49	1.25	-	1.80	(27.63)	-	(27.23)
2021	494	48.40	-	75.12	34,217	0.06	1.25	-	1.80	25.56	-	26.25
2020	556	38.55	-	59.51	30,692	0.25	1.25	-	1.80	28.24	-	28.95
2019	620	30.06	-	46.15	26,458	0.45	1.25	-	1.80	29.23	-	29.94

	Fidelity VIP II Index 500 - Initial Class
2023	521	32.84	-	49.93	21,983	1.46	1.25	-	1.80	23.95	-	24.63
2022	576	26.50	-	40.06	19,522	1.42	1.25	-	1.80	(19.67)	-	(19.23)
2021	643	32.99	-	49.60	26,870	1.25	1.25	-	1.80	26.28	-	26.98
2020	679	26.12	-	39.06	22,508	1.73	1.25	-	1.80	16.13	-	16.77
2019	781	22.49	-	33.45	22,019	1.93	1.25	-	1.80	29.01	-	29.72

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Fidelity VIP II Investment Grade Bond - Service Class 2
2023	288	$11.74	-	16.32	$4,036	2.41%	1.35	-	2.30%	3.58	-	4.57%
2022	320	11.33	-	15.61	4,294	1.98	1.35	-	2.30	(15.19)	-	(14.38)
2021	365	13.36	-	18.23	5,742	1.78	1.35	-	2.30	(3.16)	-	(2.23)
2020	387	13.80	-	18.64	6,259	2.00	1.35	-	2.30	6.67	-	7.69
2019	442	12.93	-	17.31	6,652	2.45	1.35	-	2.30	6.90	-	7.93

	Fidelity VIP Index 500 Service Class 2
2023	229	36.73	-	44.49	9,785	1.22	1.35	-	2.30	23.01	-	24.19
2022	271	29.86	-	35.83	9,355	1.19	1.35	-	2.30	(20.28)	-	(19.52)
2021	295	37.46	-	44.52	12,641	0.99	1.35	-	2.30	25.33	-	26.53
2020	363	29.89	-	35.18	12,322	1.56	1.35	-	2.30	15.25	-	16.36
2019	403	25.93	-	30.24	11,795	1.70	1.35	-	2.30	28.03	-	29.25

	Fidelity VIP Overseas - Initial Class
2023	168	15.97	-	25.35	3,648	1.01	1.25	-	1.80	18.36	-	19.01
2022	184	13.49	-	21.30	3,383	1.03	1.25	-	1.80	(25.83)	-	(25.42)
2021	190	18.19	-	28.56	4,720	0.50	1.25	-	1.80	17.56	-	18.21
2020	217	15.47	-	24.16	4,590	0.42	1.25	-	1.80	13.55	-	14.18
2019	249	13.63	-	21.16	4,635	1.68	1.25	-	1.80	25.49	-	26.18

	Fidelity VIP Overseas - Service Class 2
2023	188	18.59	-	23.84	4,091	0.79	1.35	-	2.30	17.48	-	18.60
2022	214	15.82	-	20.10	3,936	0.85	1.35	-	2.30	(26.40)	-	(25.70)
2021	219	21.50	-	27.06	5,422	0.31	1.35	-	2.30	16.66	-	17.78
2020	273	18.43	-	22.97	5,765	0.21	1.35	-	2.30	12.70	-	13.78
2019	313	16.35	-	20.19	5,817	1.41	1.35	-	2.30	24.59	-	25.78

	Goldman Sachs VIT International Equity Insights - Institutional Class
2023	20	14.63	-	15.35	303	2.63	1.40	-	1.60	16.83	-	17.06
2022	24	12.52	-	13.12	308	2.92	1.40	-	1.60	(14.93)	-	(14.76)
2021	29	14.72	-	15.39	443	2.89	1.40	-	1.60	10.39	-	10.61
2020	28	13.33	-	13.91	389	1.62	1.40	-	1.60	5.12	-	5.33
2019	29	12.68	-	13.21	386	2.39	1.40	-	1.60	16.57	-	16.80

	Goldman Sachs VIT Mid Cap Value - Institutional Class
2023	59	15.25	-	16.57	960	0.98	1.35	-	2.30	8.88	-	9.92
2022	68	14.01	-	15.08	1,003	0.66	1.35	-	2.30	(12.04)	-	(11.20)
2021	77	15.93	-	16.98	1,289	0.45	1.35	-	2.30	27.96	-	29.19
2020	98	12.45	-	13.14	1,271	0.65	1.35	-	2.30	5.92	-	6.94
2019	105	11.75	-	12.29	1,277	0.73	1.35	-	2.30	28.52	-	29.75

	Goldman Sachs VIT Small Cap Equity Insights - Institutional Class
2023	6	45.42	-	47.67	283	0.97	1.40	-	1.60	17.39	-	17.62
2022	7	38.69	-	40.53	283	0.30	1.40	-	1.60	(20.66)	-	(20.50)
2021	8	48.77	-	50.98	377	0.44	1.40	-	1.60	21.83	-	22.07
2020	8	40.03	-	41.77	350	0.18	1.40	-	1.60	6.86	-	7.07
2019	15	37.46	-	39.01	585	0.46	1.40	-	1.60	22.86	-	23.11

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Invesco Oppenheimer V.I. International Growth Series II
2023	25	$23.19	-	26.56	$631	0.29%	1.35	-	1.95%	18.30	-	19.02%
2022	27	19.60	-	22.32	596	—	1.35	-	1.95	(28.58)	-	(28.15)
2021	32	27.44	-	31.06	985	—	1.35	-	1.95	7.98	-	8.64
2020	37	25.41	-	28.59	1,025	0.66	1.35	-	1.95	18.69	-	19.41
2019	38	21.41	-	23.94	894	0.71	1.35	-	1.95	25.47	-	26.23

	Invesco V.I. American Franchise Series I
2023	10	28.70	-	32.40	305	—	1.35	-	2.05	38.06	-	39.03
2022	10	20.78	-	23.31	228	—	1.35	-	2.05	(32.52)	-	(32.04)
2021	11	30.80	-	34.29	342	—	1.35	-	2.05	9.64	-	10.42
2020	11	28.09	-	31.06	319	0.07	1.35	-	2.05	39.45	-	40.44
2019	14	20.14	-	22.12	297	—	1.35	-	2.05	33.97	-	34.91

	Invesco V.I. American Franchise Series II
2023	14	28.68	-	34.74	458	—	1.35	-	2.30	37.40	-	38.71
2022	15	20.87	-	25.04	364	—	1.35	-	2.30	(32.86)	-	(32.22)
2021	16	31.09	-	36.95	574	—	1.35	-	2.30	9.10	-	10.14
2020	19	28.50	-	33.54	604	—	1.35	-	2.30	38.75	-	40.08
2019	20	20.54	-	23.95	463	—	1.35	-	2.30	33.31	-	34.59

	Invesco V.I. American Value Series I
2023	236	35.60	-	41.81	9,737	0.63	1.25	-	2.05	13.25	-	14.17
2022	258	31.44	-	36.62	9,384	0.75	1.25	-	2.05	(4.60)	-	(3.82)
2021	279	32.95	-	38.08	10,581	0.48	1.25	-	2.05	25.34	-	26.36
2020	217	26.29	-	30.13	6,581	0.90	1.25	-	2.05	(0.94)	-	(0.13)
2019	242	26.54	-	30.17	7,358	0.68	1.25	-	2.05	22.48	-	23.47

	Invesco V.I. American Value Series II (sub-account launched on April 30, 2021)
2023	99	11.17	-	11.45	1,128	0.38	1.35	-	2.25	12.72	-	13.74
2022	128	9.91	-	10.06	1,285	0.46	1.35	-	2.25	(5.03)	-	(4.17)
2021	144	10.44	-	10.50	1,510	0.23	1.35	-	2.25	4.38	-	5.02

	Invesco V.I. Core Equity Fund - Series II
2023	33	23.77		27.19	869	0.46	1.35		2.10	20.52		21.43
2022	39	19.73	-	22.39	851	0.63	1.35	-	2.10	(22.41)	-	(21.82)
2021	43	25.42	-	28.64	1,189	0.42	1.35	-	2.10	24.72	-	25.66
2020	58	20.38	-	22.79	1,296	1.05	1.35	-	2.10	11.20	-	12.04
2019	65	18.33	-	20.34	1,291	0.16	1.35	-	2.10	25.98	-	26.93

	Invesco V.I. Discovery Mid Cap Growth Series II
2023	189	13.04	-	29.77	3,233	—	1.25	-	2.00	10.61	-	11.45
2022	204	11.70	-	26.92	3,124	—	1.25	-	2.00	(32.50)	-	(31.99)
2021	222	17.21	-	39.88	4,983	—	1.25	-	2.00	16.43	-	17.32
2020	249	14.67	-	34.25	4,793	—	1.25	-	2.00	37.45	-	46.68
2019	47	25.48	-	27.45	1,251	—	1.35	-	1.85	36.45	-	37.13

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Invesco V.I. Global Series II
2023	63	$30.68	-	37.16	$2,238	—%	1.35	-	2.30%	31.38	-	32.64%
2022	81	23.35	-	28.02	2,195	—	1.35	-	2.30	(33.49)	-	(32.85)
2021	88	35.11	-	41.73	3,545	—	1.35	-	2.30	12.54	-	13.62
2020	102	31.20	-	36.73	3,627	0.44	1.35	-	2.30	24.43	-	25.62
2019	121	25.07	-	29.24	3,410	0.63	1.35	-	2.30	28.45	-	29.68

	Invesco V.I. Government Securities Series II
2023	79	9.79	-	11.27	862	1.82	1.35	-	2.05	2.34	-	3.06
2022	92	9.57	-	10.94	971	1.68	1.35	-	2.05	(12.40)	-	(11.78)
2021	99	10.92	-	12.40	1,185	2.18	1.35	-	2.05	(4.42)	-	(3.75)
2020	102	11.43	-	12.88	1,273	2.22	1.35	-	2.05	3.81	-	4.54
2019	104	10.92	-	12.32	1,247	2.27	1.35	-	2.10	3.54	-	4.32

	Invesco V.I. Growth and Income Series II
2023	249	28.04	-	36.29	8,276	1.27	1.25	-	2.30	9.84	-	11.01
2022	284	25.53	-	32.69	8,543	1.26	1.25	-	2.30	(8.15)	-	(7.17)
2021	318	27.79	-	35.22	10,349	1.32	1.25	-	2.30	25.26	-	26.60
2020	387	22.19	-	27.82	9,970	2.02	1.25	-	2.30	(0.48)	-	0.58
2019	412	22.29	-	27.66	10,591	1.52	1.25	-	2.30	22.00	-	23.30

	Invesco V.I. High Yield Fund - Series I
2023	18	19.88	-	22.01	366	5.12	1.35	-	1.80	8.21	-	8.69
2022	20	18.38	-	20.25	377	4.34	1.35	-	1.80	(11.17)	-	(10.77)
2021	25	20.69	-	22.70	519	4.68	1.35	-	1.80	2.51	-	2.97
2020	28	20.18	-	22.04	556	5.86	1.35	-	1.80	1.47	-	1.92
2019	30	19.89	-	21.63	590	5.71	1.35	-	1.80	11.47	-	11.98

	Invesco V.I. Main Street Mid Cap Series II
2023	74	23.86	-	28.90	2,058	0.04	1.35	-	2.30	11.54	-	12.61
2022	82	21.39	-	25.66	2,026	0.07	1.35	-	2.30	(16.41)	-	(15.61)
2021	89	25.58	-	30.41	2,606	0.25	1.35	-	2.30	20.06	-	21.21
2020	107	21.31	-	25.09	2,588	0.48	1.35	-	2.30	6.45	-	7.47
2019	120	20.02	-	23.34	2,708	0.21	1.35	-	2.30	22.18	-	23.35

	Invesco V.I. Main Street Small Cap Series II
2023	237	34.67	-	49.82	10,392	0.92	1.25	-	2.30	15.13	-	16.36
2022	263	30.11	-	42.81	9,932	0.25	1.25	-	2.30	(17.96)	-	(17.08)
2021	289	36.71	-	51.63	13,256	0.18	1.25	-	2.30	19.47	-	20.74
2020	333	30.72	-	42.76	12,719	0.37	1.25	-	2.30	16.90	-	18.15
2019	379	26.28	-	36.19	12,262	—	1.25	-	2.30	23.25	-	24.57

	Janus Henderson VIT Balanced Institutional Shares
2023	306	31.87	-	53.11	15,355	2.10	1.25	-	1.80	13.36	-	13.98
2022	324	28.12	-	46.59	14,409	1.20	1.25	-	1.80	(17.89)	-	(17.44)
2021	367	34.24	-	56.43	19,994	0.89	1.25	-	1.80	15.11	-	15.74
2020	413	29.75	-	48.76	19,569	1.80	1.25	-	1.80	12.27	-	12.89
2019	450	26.50	-	43.19	18,974	1.91	1.25	-	1.80	20.40	-	21.07

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Janus Henderson VIT Balanced Service Shares
2023	55	$29.34	-	35.54	$1,879	1.77%	1.35	-	2.30%	12.51	-	13.59%
2022	60	26.08	-	31.29	1,823	0.95	1.35	-	2.30	(18.52)	-	(17.74)
2021	67	32.01	-	38.04	2,447	0.66	1.35	-	2.30	14.24	-	15.33
2020	76	28.02	-	32.98	2,438	1.48	1.35	-	2.30	11.42	-	12.49
2019	84	25.15	-	29.32	2,392	1.55	1.35	-	2.30	19.48	-	20.62

	Janus Henderson VIT Enterprise Institutional Shares
2023	228	23.97	-	75.21	14,879	0.16	1.25	-	1.80	15.97	-	16.61
2022	250	20.67	-	64.50	14,117	0.20	1.25	-	1.80	(17.44)	-	(16.98)
2021	261	25.03	-	77.69	17,934	0.31	1.25	-	1.80	14.75	-	15.38
2020	311	21.82	-	67.34	17,624	0.07	1.25	-	1.80	17.34	-	17.99
2019	364	18.59	-	57.07	16,968	0.20	1.25	-	1.80	33.07	-	33.80

	Janus Henderson VIT Flexible Bond Institutional Shares
2023	161	18.63	-	21.94	3,485	4.26	1.25	-	1.80	3.63	-	4.20
2022	165	17.98	-	21.05	3,455	2.42	1.25	-	1.80	(15.20)	-	(14.73)
2021	184	21.20	-	24.69	4,533	2.03	1.25	-	1.80	(2.67)	-	(2.13)
2020	185	21.78	-	25.23	4,677	2.90	1.25	-	1.80	8.51	-	9.11
2019	193	20.07	-	23.12	4,422	3.23	1.25	-	1.80	7.62	-	8.21

	Janus Henderson VIT Forty Institutional Shares
2023	25	64.70	-	71.47	1,683	0.19	1.35	-	1.85	37.39	-	38.08
2022	28	47.09	-	51.76	1,407	0.18	1.35	-	1.85	(34.78)	-	(34.45)
2021	31	72.20	-	78.96	2,377	—	1.35	-	1.85	20.63	-	21.24
2020	34	59.85	-	65.12	2,159	0.28	1.35	-	1.85	36.83	-	37.52
2019	38	43.74	-	47.36	1,751	0.15	1.35	-	1.85	34.63	-	35.31

	Janus Henderson VIT Forty Service Shares
2023	27	56.76	-	68.76	1,790	0.12	1.35	-	2.30	36.47	-	37.78
2022	30	41.59	-	49.90	1,430	0.04	1.35	-	2.30	(35.24)	-	(34.62)
2021	42	64.23	-	76.33	3,076	—	1.35	-	2.30	19.80	-	20.95
2020	48	53.61	-	63.11	2,876	0.17	1.35	-	2.30	35.86	-	37.16
2019	55	39.46	-	46.01	2,408	0.02	1.35	-	2.30	33.72	-	35.01

	Janus Henderson VIT Global Research Institutional Shares
2023	268	15.51	-	31.06	8,841	0.93	1.25	-	1.80	24.52	-	25.21
2022	291	12.45	-	24.81	7,942	1.03	1.25	-	1.80	(20.85)	-	(20.41)
2021	310	15.73	-	31.17	10,838	0.51	1.25	-	1.80	15.98	-	16.62
2020	339	13.57	-	26.72	10,432	0.72	1.25	-	1.80	17.92	-	18.57
2019	376	11.50	-	22.54	9,790	0.99	1.25	-	1.80	26.74	-	27.44

	Janus Henderson VIT Global Research Service Shares
2023	13	21.81	-	24.98	342	0.77	1.35	-	1.95	24.02	-	24.77
2022	14	17.58	-	20.02	300	0.86	1.35	-	1.95	(21.17)	-	(20.69)
2021	17	22.30	-	25.25	446	0.36	1.35	-	1.95	15.51	-	16.21
2020	18	19.31	-	21.73	409	0.54	1.35	-	1.95	17.44	-	18.15
2019	20	16.44	-	18.39	385	0.84	1.35	-	1.95	26.22	-	26.98

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Janus Henderson VIT Mid Cap Value Service Shares
2023	73	$28.52	-	34.55	$2,446	0.94%	1.35	-	2.30%	8.57	-	9.61%
2022	83	26.27	-	31.52	2,520	1.13	1.35	-	2.30	(7.92)	-	(7.04)
2021	101	28.53	-	33.91	3,309	0.30	1.35	-	2.30	16.69	-	17.81
2020	112	24.45	-	28.78	3,119	1.06	1.35	-	2.30	(3.47)	-	(2.54)
2019	120	25.33	-	29.53	3,431	1.01	1.35	-	2.30	27.08	-	28.29

	Janus Henderson VIT Overseas Service Shares
2023	96	13.01	-	16.97	1,535	1.39	1.25	-	2.30	8.06	-	9.21
2022	115	12.04	-	15.54	1,683	1.68	1.25	-	2.30	(10.92)	-	(9.97)
2021	125	13.51	-	17.26	2,022	1.02	1.25	-	2.30	10.70	-	11.88
2020	141	12.20	-	15.42	2,040	1.18	1.25	-	2.30	13.37	-	14.58
2019	178	10.77	-	13.46	2,267	1.87	1.25	-	2.30	23.81	-	25.13

	Janus Henderson VIT Research Institutional Shares
2023	197	25.03	-	48.55	10,642	0.15	1.25	-	1.80	40.63	-	41.40
2022	219	17.80	-	34.34	8,763	0.16	1.25	-	1.80	(31.14)	-	(30.76)
2021	232	25.85	-	49.59	13,518	0.10	1.25	-	1.80	18.19	-	18.84
2020	267	21.87	-	41.73	13,545	0.41	1.25	-	1.80	30.58	-	31.30
2019	316	16.75	-	31.78	11,768	0.46	1.25	-	1.80	33.10	-	33.84

	Lazard Retirement Series Emerging Market Equity Service Shares
2023	17	41.21	-	45.62	709	4.80	1.35	-	1.80	20.09	-	20.63
2022	19	34.31	-	37.82	635	3.29	1.35	-	1.80	(16.64)	-	(16.26)
2021	21	41.16	-	45.17	841	1.84	1.35	-	1.80	3.58	-	4.04
2020	22	39.74	-	43.41	870	2.51	1.35	-	1.80	(3.05)	-	(2.61)
2019	26	40.99	-	44.57	1,038	0.88	1.35	-	1.80	16.02	-	16.55

	Lazard Retirement Series International Equity Portfolio - Service Class
2023	8	15.47	-	16.23	130	1.30	1.40	-	1.60	14.05	-	14.27
2022	9	13.56	-	14.21	122	3.20	1.40	-	1.60	(16.36)	-	(16.19)
2021	11	16.21	-	16.95	179	0.95	1.40	-	1.60	4.15	-	4.36
2020	12	15.57	-	16.24	187	2.21	1.40	-	1.60	6.52	-	6.73
2019	13	14.61	-	15.22	196	0.35	1.40	-	1.60	19.08	-	19.32

	Legg Mason Partners Clearbridge Variable Large Cap Value - Class I
2023	127	23.42	-	37.99	4,345	1.26	1.25	-	2.05	12.75	-	13.67
2022	140	20.77	-	33.42	4,250	1.28	1.25	-	2.05	(8.33)	-	(7.59)
2021	156	22.66	-	36.16	5,148	0.99	1.25	-	2.05	23.64	-	24.64
2020	180	18.32	-	29.01	4,770	1.38	1.25	-	2.05	3.10	-	3.94
2019	197	17.66	-	27.91	5,064	1.72	1.25	-	2.10	26.19	-	27.28

	Legg Mason Partners Western Asset Variable Global High Yield Bond Class II
2023	155	15.93	-	19.29	2,889	5.01	1.35	-	2.30	7.45	-	8.48
2022	170	14.82	-	17.79	2,920	5.91	1.35	-	2.30	(15.83)	-	(15.03)
2021	186	17.61	-	20.93	3,775	3.90	1.35	-	2.30	(1.27)	-	(0.32)
2020	193	17.84	-	21.00	3,932	3.58	1.35	-	2.30	4.67	-	5.68
2019	209	17.04	-	19.87	4,038	4.64	1.35	-	2.30	11.41	-	12.48

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	LVIP JPMorgan Small Cap Core Fund - Standard Class
2023	12	$40.37	-	42.37	$520	1.34%	1.40	-	1.60%	11.31	-	11.53%
2022	14	36.27	-	37.99	529	0.46	1.40	-	1.60	(20.63)	-	(20.47)
2021	16	45.70	-	47.77	738	0.54	1.40	-	1.60	19.46	-	19.70
2020	21	38.25	-	39.91	840	0.97	1.40	-	1.60	11.88	-	12.11
2019	23	34.19	-	35.60	792	0.41	1.40	-	1.60	22.60	-	22.84

	MFS VIT Growth Initial Class
2023	65	26.86	-	60.85	2,831	—	1.25	-	1.80	33.45	-	34.18
2022	72	20.13	-	45.35	2,298	—	1.25	-	1.80	(32.85)	-	(32.48)
2021	76	29.97	-	67.17	3,582	—	1.25	-	1.80	21.33	-	22.00
2020	90	24.70	-	55.06	3,446	—	1.25	-	1.80	29.51	-	30.22
2019	117	19.08	-	42.28	3,235	—	1.25	-	1.80	35.69	-	36.43

	MFS VIT High Yield Service Class
2023	58	16.48	-	19.96	1,097	5.52	1.35	-	2.30	9.92	-	10.97
2022	62	14.99	-	17.99	1,056	5.30	1.35	-	2.30	(12.82)	-	(11.98)
2021	69	17.20	-	20.44	1,346	4.73	1.35	-	2.30	0.73	-	1.69
2020	77	17.07	-	20.10	1,476	5.44	1.35	-	2.30	2.45	-	3.44
2019	85	16.66	-	19.43	1,598	5.43	1.35	-	2.30	11.82	-	12.89

	MFS VIT Investors Trust Initial Class
2023	42	30.37	-	40.72	1,507	0.73	1.25	-	1.80	16.86	-	17.51
2022	44	25.99	-	34.66	1,357	0.67	1.25	-	1.80	(17.98)	-	(17.52)
2021	46	31.68	-	42.02	1,729	0.63	1.25	-	1.80	24.55	-	25.24
2020	64	25.44	-	33.55	1,864	0.64	1.25	-	1.80	11.84	-	12.45
2019	68	22.74	-	29.84	1,770	0.69	1.25	-	1.80	29.23	-	29.95

	MFS VIT Investors Trust Service Class
2023	10	36.07	-	41.11	399	0.47	1.35	-	2.00	16.31	-	17.07
2022	12	31.01	-	35.12	390	0.39	1.35	-	2.00	(18.34)	-	(17.81)
2021	12	37.97	-	42.73	489	0.41	1.35	-	2.00	23.99	-	24.80
2020	16	30.36	-	34.24	534	0.42	1.35	-	2.05	11.28	-	12.07
2019	19	27.29	-	30.55	566	0.48	1.35	-	2.05	28.57	-	29.48

	MFS VIT Massachusetts Investors Growth Stock Service Class
2023	44	40.02	-	48.48	2,028	0.05	1.35	-	2.30	20.89	-	22.04
2022	56	33.11	-	39.73	2,136	—	1.35	-	2.30	(21.29)	-	(20.53)
2021	59	42.06	-	49.99	2,827	0.03	1.35	-	2.30	22.79	-	23.96
2020	71	34.26	-	40.33	2,748	0.22	1.35	-	2.30	19.41	-	20.55
2019	84	28.69	-	33.45	2,718	0.33	1.35	-	2.30	36.39	-	37.70

	MFS VIT New Discovery Initial Class
2023	107	29.13	-	69.40	4,501	—	1.25	-	1.80	12.38	-	13.00
2022	111	25.92	-	61.42	4,207	—	1.25	-	1.80	(31.01)	-	(30.63)
2021	110	37.58	-	88.54	5,995	—	1.25	-	1.80	(0.02)	-	0.53
2020	140	37.58	-	88.07	7,404	—	1.25	-	1.80	43.29	-	44.08
2019	154	26.23	-	61.13	5,620	—	1.25	-	1.80	39.17	-	39.94

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	MFS VIT New Discovery Service Class
2023	35	$32.11	-	38.97	$1,298	—%	1.35	-	2.05%	11.93	-	12.72%
2022	39	28.69	-	34.57	1,293	—	1.35	-	2.05	(31.42)	-	(30.94)
2021	45	41.83	-	50.06	2,151	—	1.35	-	2.05	(0.50)	-	0.20
2020	52	42.04	-	49.96	2,470	—	1.35	-	2.05	42.62	-	43.62
2019	63	29.48	-	34.78	2,125	—	1.35	-	2.05	38.39	-	39.37

	MFS VIT Research Initial Class
2023	23	28.32	-	46.19	893	0.51	1.25	-	1.80	20.24	-	20.90
2022	23	23.55	-	38.21	763	0.49	1.25	-	1.80	(18.69)	-	(18.24)
2021	27	28.96	-	46.73	1,072	0.54	1.25	-	1.80	22.58	-	23.25
2020	30	23.63	-	37.91	952	0.74	1.25	-	1.80	14.51	-	15.15
2019	34	20.63	-	32.93	960	0.70	1.25	-	1.80	30.58	-	31.30

	MFS VIT Total Return Initial Class
2023	137	28.03	-	35.14	4,211	2.05	1.25	-	1.80	8.48	-	9.08
2022	145	25.84	-	32.21	4,110	1.68	1.25	-	1.80	(11.19)	-	(10.70)
2021	170	29.10	-	36.08	5,471	1.77	1.25	-	1.80	12.08	-	12.70
2020	207	25.96	-	32.01	5,890	2.29	1.25	-	1.80	7.85	-	8.45
2019	235	24.07	-	29.52	6,198	2.35	1.25	-	1.80	18.24	-	18.89

	MFS VIT Total Return Service Class
2023	69	19.57	-	24.44	1,619	1.82	1.35	-	2.45	7.54	-	8.73
2022	73	18.20	-	22.48	1,575	1.44	1.35	-	2.45	(12.03)	-	(11.05)
2021	88	20.69	-	25.27	2,141	1.60	1.35	-	2.45	11.07	-	12.30
2020	104	18.63	-	22.50	2,241	2.09	1.35	-	2.45	6.85	-	8.04
2019	113	17.43	-	20.83	2,261	2.11	1.35	-	2.45	17.19	-	18.50

	MFS VIT Utilities Service Class
2023	14	36.92	-	43.27	665	3.30	1.35	-	2.05	(4.32)	-	(3.64)
2022	17	38.59	-	44.90	810	2.20	1.35	-	2.05	(1.57)	-	(0.87)
2021	19	39.20	-	45.30	938	1.47	1.35	-	2.05	11.50	-	12.29
2020	23	35.16	-	40.34	1,024	2.17	1.35	-	2.05	3.47	-	4.20
2019	26	33.98	-	38.72	1,102	3.66	1.35	-	2.05	22.26	-	23.12

	MFS VIT Value Service Class
2023	27	32.74	-	37.70	992	1.40	1.35	-	2.05	5.44	-	6.19
2022	28	31.05	-	35.50	976	1.14	1.35	-	2.05	(8.05)	-	(7.41)
2021	32	33.77	-	38.34	1,186	1.14	1.35	-	2.05	22.61	-	23.47
2020	37	27.54	-	31.06	1,118	1.36	1.35	-	2.05	1.12	-	1.83
2019	43	27.24	-	30.50	1,268	1.91	1.35	-	2.05	26.87	-	27.76

	Morgan Stanley VIF Discovery Class I
2023	15	40.07	-	42.06	618	—	1.40	-	1.60	42.06	-	42.34
2022	16	28.21	-	29.55	472	—	1.40	-	1.60	(63.55)	-	(63.48)
2021	21	77.39	-	80.91	1,681	—	1.40	-	1.60	(12.47)	-	(12.30)
2020	24	88.42	-	92.25	2,193	—	1.40	-	1.60	148.31	-	148.80
2019	30	35.61	-	37.08	1,114	—	1.40	-	1.60	37.89	-	38.16

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Morgan Stanley VIF Growth Class I
2023	108	$55.70	-	64.03	$6,613	—%	1.35	-	2.05%	45.65	-	46.67%
2022	113	38.24	-	43.65	4,763	—	1.35	-	2.05	(60.88)	-	(60.61)
2021	126	97.76	-	110.82	13,498	—	1.35	-	2.05	(1.94)	-	(1.25)
2020	139	99.70	-	112.22	15,055	—	1.35	-	2.05	112.89	-	114.38
2019	151	46.83	-	52.34	7,651	—	1.35	-	2.05	29.12	-	30.03

	Morgan Stanley VIF Growth Class II
2023	10	49.06	-	58.83	597	—	1.35	-	2.25	45.01	-	46.33
2022	12	33.83	-	40.21	461	—	1.35	-	2.25	(61.06)	-	(60.70)
2021	15	86.88	-	102.31	1,468	—	1.35	-	2.25	(2.38)	-	(1.50)
2020	17	89.00	-	103.87	1,666	—	1.35	-	2.25	111.92	-	113.84
2019	76	42.00	-	48.57	3,634	—	1.35	-	2.25	28.53	-	29.69

	Morgan Stanley VIF U.S. Real Estate Class II
2023	111	21.19	-	34.27	2,751	1.96	1.35	-	2.30	11.62	-	12.68
2022	125	18.99	-	30.41	2,751	0.96	1.35	-	2.30	(28.88)	-	(28.20)
2021	129	26.70	-	42.35	3,964	1.79	1.35	-	2.30	36.25	-	37.56
2020	174	19.60	-	30.79	3,900	2.58	1.35	-	2.30	(19.00)	-	(18.22)
2019	184	24.19	-	37.65	5,046	1.61	1.35	-	2.30	15.96	-	17.07

	PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class
2023	198	14.51	-	19.23	3,481	2.58	1.25	-	2.30	6.53	-	7.66
2022	218	13.62	-	17.86	3,571	1.48	1.25	-	2.30	(12.20)	-	(11.27)
2021	244	15.52	-	20.12	4,521	1.58	1.25	-	2.30	(4.20)	-	(3.17)
2020	253	16.20	-	20.78	4,835	5.86	1.25	-	2.30	3.14	-	4.25
2019	287	15.70	-	19.94	5,285	1.77	1.25	-	2.30	4.56	-	5.68

	PIMCO VIT Real Return Institutional Class
2023	223	12.60	-	16.23	3,276	2.99	1.35	-	2.30	1.31	-	2.28
2022	237	12.44	-	15.87	3,412	6.99	1.35	-	2.30	(13.91)	-	(13.09)
2021	273	14.45	-	18.25	4,518	4.93	1.35	-	2.30	3.17	-	4.16
2020	305	14.01	-	17.53	4,856	1.41	1.35	-	2.30	9.16	-	10.21
2019	338	12.83	-	15.90	4,897	1.67	1.35	-	2.30	5.96	-	6.97

	PIMCO VIT Total Return Institutional Class
2023	665	12.93	-	17.64	10,980	3.56	1.25	-	2.30	3.52	-	4.62
2022	757	12.49	-	16.86	12,047	2.59	1.25	-	2.30	(16.26)	-	(15.36)
2021	866	14.92	-	19.93	16,280	1.82	1.25	-	2.30	(3.52)	-	(2.49)
2020	974	15.46	-	20.43	18,750	2.13	1.25	-	2.30	6.17	-	7.30
2019	1,097	14.57	-	19.04	19,773	3.01	1.25	-	2.30	5.88	-	7.01

	Putnam VT High Yield Class IB
2023	22	23.96	-	27.45	565	5.45	1.35	-	1.95	9.97	-	10.63
2022	24	21.79	-	24.81	581	5.24	1.35	-	1.95	(13.31)	-	(12.79)
2021	26	25.14	-	28.45	721	4.90	1.35	-	1.95	2.94	-	3.56
2020	30	24.42	-	27.48	802	5.75	1.35	-	1.95	3.16	-	3.79
2019	37	23.67	-	26.47	936	6.25	1.35	-	1.95	12.18	-	12.85

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Putnam VT International Value Class IB
2023	52	$18.70	-	22.37	$1,091	1.49%	1.25	-	1.95%	16.38	-	17.21%
2022	56	16.07	-	19.09	1,016	1.95	1.25	-	1.95	(8.61)	-	(7.96)
2021	46	17.59	-	20.74	910	2.05	1.25	-	1.95	12.71	-	13.51
2020	53	15.60	-	18.27	917	2.44	1.25	-	1.95	1.92	-	2.65
2019	57	15.31	-	17.80	962	2.71	1.25	-	1.95	17.89	-	18.73

	Rydex VT Guggenheim Long Short Equity
2023	15	14.01	-	21.81	256	0.26	1.35	-	2.30	10.18	-	11.24
2022	22	12.71	-	19.61	268	0.49	1.35	-	2.30	(16.34)	-	(15.54)
2021	22	15.20	-	23.21	392	0.65	1.35	-	2.30	20.97	-	22.13
2020	25	12.56	-	19.01	362	0.78	1.35	-	2.30	2.53	-	3.51
2019	30	12.25	-	18.36	425	0.57	1.35	-	2.30	3.13	-	4.11

	Rydex VT NASDAQ-100®
2023	26	58.27	-	65.25	1,184	—	1.35	-	1.85	50.41	-	51.16
2022	31	37.91	-	43.17	870	—	1.35	-	1.95	(35.42)	-	(35.03)
2021	31	58.70	-	66.44	1,442	—	1.35	-	1.95	23.11	-	23.85
2020	36	47.68	-	53.65	1,364	0.29	1.35	-	1.95	42.15	-	43.01
2019	39	33.54	-	37.51	1,049	0.13	1.35	-	1.95	34.21	-	35.02

	T. Rowe Price All-Cap Opportunities
2023	80	47.88	-	66.70	4,663	0.25	1.25	-	1.80	26.67	-	27.37
2022	85	37.80	-	52.37	3,893	—	1.25	-	1.80	(22.91)	-	(22.48)
2021	89	49.03	-	67.56	5,263	—	1.25	-	1.80	18.64	-	19.30
2020	115	41.33	-	56.63	5,609	—	1.25	-	1.80	41.80	-	42.58
2019	127	29.15	-	39.72	4,403	0.39	1.25	-	1.80	32.52	-	33.25

	T. Rowe Price Blue Chip Growth II
2023	101	41.68	-	52.05	5,056	—	1.35	-	2.45	45.35	-	46.96
2022	135	28.68	-	35.42	4,606	—	1.35	-	2.45	(40.16)	-	(39.49)
2021	131	47.92	-	58.54	7,371	—	1.35	-	2.45	14.47	-	15.75
2020	156	41.86	-	50.57	7,580	—	1.35	-	2.45	30.66	-	32.11
2019	193	32.04	-	38.28	7,145	—	1.35	-	2.45	26.42	-	27.83

	T. Rowe Price Equity Income
2023	172	36.62	-	44.49	6,840	2.09	1.25	-	1.80	7.59	-	8.18
2022	183	34.04	-	41.13	6,741	1.87	1.25	-	1.80	(5.06)	-	(4.54)
2021	192	35.85	-	43.08	7,453	1.55	1.25	-	1.80	23.31	-	23.99
2020	218	29.07	-	34.75	6,833	2.33	1.25	-	1.80	(0.62)	-	(0.07)
2019	241	29.26	-	34.77	7,620	2.31	1.25	-	1.80	24.14	-	24.83

	T. Rowe Price Equity Income II
2023	215	25.56	-	30.96	6,398	1.87	1.35	-	2.30	6.82	-	7.84
2022	237	23.93	-	28.71	6,555	1.62	1.35	-	2.30	(5.79)	-	(4.88)
2021	293	25.40	-	30.19	8,519	1.36	1.35	-	2.30	22.36	-	23.53
2020	348	20.76	-	24.44	8,211	2.09	1.35	-	2.30	(1.35)	-	(0.41)
2019	371	21.04	-	24.54	8,803	2.04	1.35	-	2.30	23.16	-	24.34

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	T. Rowe Price International Stock
2023	145	$13.95	-	21.33	$2,440	0.97%	1.25	-	1.80%	14.17	-	14.80%
2022	160	12.22	-	18.58	2,358	0.78	1.25	-	1.80	(17.31)	-	(16.86)
2021	160	14.78	-	22.35	2,865	0.59	1.25	-	1.80	(0.49)	-	0.06
2020	160	14.85	-	22.33	2,867	0.56	1.25	-	1.80	12.41	-	13.03
2019	176	13.21	-	19.76	2,833	2.48	1.25	-	1.80	25.49	-	26.18

	T. Rowe Price Mid-Cap Growth
2023	103	57.29	-	96.38	7,244	—	1.25	-	1.80	17.83	-	18.47
2022	119	48.62	-	81.35	6,672	—	1.25	-	1.80	(23.96)	-	(23.54)
2021	119	63.94	-	106.40	9,407	—	1.25	-	1.80	12.80	-	13.42
2020	134	56.68	-	93.80	9,288	—	1.25	-	1.80	21.60	-	22.27
2019	144	46.62	-	76.72	8,229	0.13	1.25	-	1.80	28.95	-	29.66

	VanEck VIP Emerging Markets Initial Class Shares
2023	27	21.66	-	27.05	693	3.50	1.35	-	2.45	7.11	-	8.30
2022	31	20.22	-	24.98	738	0.28	1.35	-	2.45	(26.21)	-	(25.39)
2021	32	27.41	-	33.48	1,013	0.89	1.35	-	2.45	(14.02)	-	(13.06)
2020	33	31.87	-	38.51	1,228	2.02	1.35	-	2.45	14.39	-	15.67
2019	42	27.86	-	33.29	1,356	0.46	1.35	-	2.45	27.42	-	28.83

	VanEck VIP Global Resources Initial Class Shares
2023	36	20.62	-	24.98	853	2.77	1.35	-	2.30	(5.78)	-	(4.88)
2022	42	21.89	-	26.26	1,031	1.69	1.35	-	2.30	5.92	-	6.93
2021	46	20.66	-	24.56	1,061	0.42	1.35	-	2.30	16.20	-	17.32
2020	50	17.78	-	20.94	992	0.96	1.35	-	2.30	16.39	-	17.51
2019	52	15.28	-	17.82	887	—	1.35	-	2.30	9.31	-	10.36